UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Large Cap Growth Enhanced Index
Large Cap Value Enhanced Index
Large Cap Core Enhanced Index
Mid Cap Enhanced Index
Small Cap Enhanced Index
International Enhanced Index

Funds

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2009

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Fidelity Large Cap Growth Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Small Cap Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity International Enhanced Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson 3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,374.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,388.60	$ 2.71
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,373.70	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,469.20	$ 3.73
Hypothetical A		$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,422.30	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,021.83	$ 3.41
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 1,502.90	$ 3.91
Hypothetical A		$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.2	3.2
Apple, Inc.	3.0	2.2
International Business Machines Corp.	2.9	3.4
Johnson & Johnson	2.6	1.1
Cisco Systems, Inc.	2.2	2.3
Wal-Mart Stores, Inc.	2.0	2.3
Philip Morris International, Inc.	1.9	1.9
Google, Inc. Class A	1.9	2.2
Hewlett-Packard Co.	1.8	2.0
Procter & Gamble Co.	1.7	1.5
	23.2
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.4	30.0
Health Care	14.9	16.7
Consumer Staples	13.9	12.7
Consumer Discretionary	9.9	10.1
Industrials	9.1	10.1
Energy	4.9	8.2
Financials	4.0	3.3
Materials	3.7	3.7
Telecommunication Services	1.0	1.5
Utilities	0.8	1.4

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.4%
Autoliv, Inc. (c)	1,209	$ 38,773
Johnson Controls, Inc.	500	12,385
TRW Automotive Holdings Corp. (a)	6,000	105,900
		157,058
Automobiles - 0.1%
Thor Industries, Inc.	2,000	52,100
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,550	100,471
H&R Block, Inc.	7,600	131,328
ITT Educational Services, Inc. (a)	710	74,543
Service Corp. International	6,500	46,020
Weight Watchers International, Inc.	1,673	45,890
		398,252
Hotels, Restaurants & Leisure - 2.3%
Choice Hotels International, Inc.	2,100	61,950
McDonald's Corp.	8,800	494,912
Panera Bread Co. Class A (a)	1,100	57,431
Starbucks Corp. (a)	2,500	47,475
WMS Industries, Inc. (a)	1,700	71,961
Yum! Brands, Inc.	5,000	171,250
		904,979
Household Durables - 0.5%
Garmin Ltd.	3,000	98,610
NVR, Inc. (a)(c)	130	87,783
		186,393
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,500	121,785
Media - 1.4%
Comcast Corp. Class A	8,000	122,560
DISH Network Corp. Class A (a)	2,000	32,620
McGraw-Hill Companies, Inc.	3,120	104,863
Omnicom Group, Inc.	3,941	143,137
The Walt Disney Co.	4,529	117,935
Viacom, Inc. Class B (non-vtg.) (a)	1,690	42,318
		563,433
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	1,400	69,916
Macy's, Inc.	7,000	108,640
Nordstrom, Inc.	3,000	84,120
Target Corp.	4,563	214,461
		477,137
Specialty Retail - 2.0%
Aeropostale, Inc. (a)(c)	1,600	62,640
AutoZone, Inc. (a)(c)	750	110,438
Best Buy Co., Inc.	3,200	116,096
Rent-A-Center, Inc. (a)	3,900	76,947
Ross Stores, Inc.	2,800	130,592
Signet Jewelers Ltd.	2,500	60,575

	Shares	Value
TJX Companies, Inc.	5,000	$ 179,750
Tractor Supply Co. (a)(c)	1,100	51,766
		788,804
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	4,600	130,134
NIKE, Inc. Class B	2,370	131,274
		261,408
TOTAL CONSUMER DISCRETIONARY		3,911,349
CONSUMER STAPLES - 13.9%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	7,500	151,575
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,500	36,975
Hansen Natural Corp. (a)(c)	1,600	52,256
Pepsi Bottling Group, Inc.	3,780	135,059
PepsiCo, Inc.	10,020	567,833
The Coca-Cola Co.	11,800	575,486
		1,519,184
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	990	50,470
CVS Caremark Corp.	6,000	225,120
Kroger Co.	5,000	107,950
Safeway, Inc.	1,950	37,148
Sysco Corp.	500	12,745
Wal-Mart Stores, Inc.	15,500	788,485
Walgreen Co.	3,774	127,863
		1,349,781
Food Products - 0.7%
Archer Daniels Midland Co.	2,300	66,309
Dean Foods Co. (a)(c)	6,500	117,910
General Mills, Inc.	1,650	98,555
		282,774
Household Products - 3.0%
Church & Dwight Co., Inc.	1,650	94,265
Colgate-Palmolive Co.	4,300	312,610
Kimberly-Clark Corp.	1,600	96,736
Procter & Gamble Co.	12,550	679,081
		1,182,692
Personal Products - 0.1%
Herbalife Ltd.	1,000	30,280
Tobacco - 2.8%
Altria Group, Inc.	13,200	241,296
Lorillard, Inc.	1,800	130,986
Philip Morris International, Inc.	16,425	750,787
		1,123,069
TOTAL CONSUMER STAPLES		5,487,780
Common Stocks - continued
	Shares	Value
ENERGY - 4.9%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)(c)	3,010	$ 107,487
Diamond Offshore Drilling, Inc. (c)	1,000	89,420
Dresser-Rand Group, Inc. (a)	2,500	74,250
National Oilwell Varco, Inc. (a)	1,400	50,890
Noble Corp.	1,700	59,551
Schlumberger Ltd.	4,725	265,545
Tidewater, Inc.	1,704	73,562
Transocean Ltd. (a)	600	45,504
		766,209
Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc. (a)	1,734	56,026
Anadarko Petroleum Corp.	900	47,583
Apache Corp.	600	50,970
Chevron Corp.	470	32,872
ConocoPhillips	595	26,793
EXCO Resources, Inc. (a)	2,200	32,252
Exxon Mobil Corp.	8,100	560,115
McMoRan Exploration Co. (a)(c)	3,400	28,356
Murphy Oil Corp.	1,850	105,450
Occidental Petroleum Corp.	1,500	109,650
Peabody Energy Corp.	3,000	98,040
W&T Offshore, Inc.	694	6,857
		1,154,964
TOTAL ENERGY		1,921,173
FINANCIALS - 4.0%
Capital Markets - 1.7%
Charles Schwab Corp.	2,300	41,538
Eaton Vance Corp. (non-vtg.)	3,000	85,710
Federated Investors, Inc. Class B (non-vtg.)	3,000	78,750
Franklin Resources, Inc. (c)	1,210	112,929
Knight Capital Group, Inc. Class A (a)	2,250	45,270
Raymond James Financial, Inc.	2,000	45,500
State Street Corp.	3,055	160,326
TD Ameritrade Holding Corp. (a)	5,000	96,200
		666,223
Commercial Banks - 0.2%
Wells Fargo & Co.	2,500	68,800
Consumer Finance - 0.5%
American Express Co.	4,700	158,954
SLM Corp. (a)	4,650	41,385
		200,339
Diversified Financial Services - 0.4%
CME Group, Inc.	340	98,954
The NASDAQ Stock Market, Inc. (a)	1,700	37,315
		136,269

	Shares	Value
Insurance - 0.9%
AFLAC, Inc.	3,400	$ 138,108
American Financial Group, Inc.	3,000	76,950
The Chubb Corp.	1,265	62,478
The Travelers Companies, Inc.	1,640	82,689
		360,225
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	3,750	65,025
ProLogis Trust	2,045	22,740
		87,765
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	4,300	56,416
TOTAL FINANCIALS		1,576,037
HEALTH CARE - 14.9%
Biotechnology - 2.7%
Amgen, Inc. (a)	6,800	406,232
Biogen Idec, Inc. (a)	3,000	150,630
Celgene Corp. (a)(c)	2,200	114,774
Gilead Sciences, Inc. (a)	7,700	346,962
Isis Pharmaceuticals, Inc. (a)	2,000	32,280
		1,050,878
Health Care Equipment & Supplies - 3.0%
American Medical Systems Holdings, Inc. (a)	2,300	35,052
Baxter International, Inc.	5,400	307,368
Becton, Dickinson & Co.	2,300	160,126
Edwards Lifesciences Corp. (a)	1,125	69,615
Kinetic Concepts, Inc. (a)(c)	3,500	111,825
Medtronic, Inc.	10,000	383,000
St. Jude Medical, Inc. (a)	500	19,270
Zimmer Holdings, Inc. (a)	1,700	80,495
		1,166,751
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	4,400	93,764
Express Scripts, Inc. (a)	3,050	220,271
Henry Schein, Inc. (a)	2,000	105,960
Laboratory Corp. of America Holdings (a)(c)	2,100	146,559
Medco Health Solutions, Inc. (a)(c)	5,000	276,100
UnitedHealth Group, Inc.	3,000	84,000
WellPoint, Inc. (a)	2,450	129,483
		1,056,137
Life Sciences Tools & Services - 0.8%
Life Technologies Corp. (a)	3,280	146,058
Mettler-Toledo International, Inc. (a)	1,300	113,620
Waters Corp. (a)(c)	1,145	57,571
		317,249
Pharmaceuticals - 5.7%
Abbott Laboratories	11,500	520,145
Bristol-Myers Squibb Co.	6,221	137,671
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	2,810	$ 94,023
Johnson & Johnson	17,000	1,027,480
Merck & Co., Inc.	1,000	32,430
Pfizer, Inc.	2,165	36,156
Schering-Plough Corp.	11,550	325,479
Wyeth	1,920	91,872
		2,265,256
TOTAL HEALTH CARE		5,856,271
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.7%
Cubic Corp.	1,500	53,280
DynCorp International, Inc. Class A (a)	1,900	32,642
General Dynamics Corp.	1,250	73,988
Honeywell International, Inc.	3,250	119,470
L-3 Communications Holdings, Inc.	1,700	126,480
Lockheed Martin Corp.	2,514	188,500
Northrop Grumman Corp.	1,000	48,810
Raytheon Co.	2,310	108,986
TransDigm Group, Inc. (a)	1,600	71,232
United Technologies Corp.	4,000	237,440
		1,060,828
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,000	112,520
United Parcel Service, Inc. Class B	4,200	224,532
		337,052
Building Products - 0.1%
Masco Corp.	4,000	57,920
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	3,750	66,900
Waste Management, Inc.	3,200	95,776
		162,676
Construction & Engineering - 0.7%
EMCOR Group, Inc. (a)	4,365	101,137
Fluor Corp.	1,860	98,394
Foster Wheeler AG (a)	2,000	57,900
Shaw Group, Inc. (a)	1,000	29,330
		286,761
Electrical Equipment - 0.7%
Brady Corp. Class A	2,000	59,260
Cooper Industries Ltd. Class A	1,000	32,250
Emerson Electric Co.	5,000	184,350
		275,860

	Shares	Value
Industrial Conglomerates - 0.8%
3M Co.	3,290	$ 237,209
McDermott International, Inc. (a)	2,534	60,208
		297,417
Machinery - 1.7%
Bucyrus International, Inc. Class A	1,400	41,790
Flowserve Corp.	815	70,294
Illinois Tool Works, Inc.	2,765	115,632
Joy Global, Inc.	3,300	128,205
Lindsay Corp.	1,100	45,661
Oshkosh Co.	5,000	168,000
Valmont Industries, Inc. (c)	1,300	107,029
		676,611
Professional Services - 0.2%
FTI Consulting, Inc. (a)(c)	1,500	65,310
Road & Rail - 0.9%
CSX Corp.	2,800	119,000
Norfolk Southern Corp.	605	27,751
Union Pacific Corp.	3,500	209,335
		356,086
TOTAL INDUSTRIALS		3,576,521
INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 4.1%
3Com Corp. (a)(c)	4,000	17,400
Adtran, Inc.	1,660	37,748
Cisco Systems, Inc. (a)	40,000	864,000
Harris Corp.	1,900	65,987
QUALCOMM, Inc.	14,000	649,880
		1,635,015
Computers & Peripherals - 8.9%
Apple, Inc. (a)	7,000	1,177,470
Dell, Inc. (a)	6,200	98,146
EMC Corp. (a)	9,010	143,259
Hewlett-Packard Co.	16,000	718,240
International Business Machines Corp.	9,800	1,156,890
NetApp, Inc. (a)	4,080	92,820
Teradata Corp. (a)	4,060	109,336
		3,496,161
Electronic Equipment & Components - 0.5%
Corning, Inc.	4,404	66,412
Tech Data Corp. (a)	2,900	110,490
		176,902
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)(c)	2,830	49,921
eBay, Inc. (a)	8,000	177,120
Google, Inc. Class A (a)	1,580	729,439
Sohu.com, Inc. (a)	1,730	105,703
Yahoo!, Inc. (a)	7,500	109,575
		1,171,758
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.2%
Alliance Data Systems Corp. (a)(c)	1,780	$ 98,897
Automatic Data Processing, Inc.	1,750	67,113
Fiserv, Inc. (a)(c)	2,500	120,625
Lender Processing Services, Inc.	3,000	102,840
MasterCard, Inc. Class A (c)	700	141,841
The Western Union Co.	8,620	155,505
Visa, Inc. Class A	2,515	178,817
		865,638
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)(c)	6,610	36,619
Cree, Inc. (a)	3,000	110,520
Intel Corp.	27,800	564,896
Linear Technology Corp.	3,000	79,710
Marvell Technology Group Ltd. (a)(c)	10,600	161,650
National Semiconductor Corp. (c)	6,370	96,633
Skyworks Solutions, Inc. (a)(c)	6,750	78,638
Tessera Technologies, Inc. (a)	2,000	50,260
Texas Instruments, Inc.	13,500	331,965
Xilinx, Inc.	5,000	111,200
		1,622,091
Software - 6.6%
Activision Blizzard, Inc. (a)	3,000	34,830
Adobe Systems, Inc. (a)(c)	5,925	186,164
BMC Software, Inc. (a)	3,250	115,863
CA, Inc.	3,500	78,015
McAfee, Inc. (a)	3,050	121,329
Microsoft Corp.	52,100	1,284,265
Oracle Corp.	28,808	630,031
Red Hat, Inc. (a)	2,000	45,920
Salesforce.com, Inc. (a)(c)	1,000	51,870
Solera Holdings, Inc.	870	22,916
Sybase, Inc. (a)(c)	1,000	34,850
		2,606,053
TOTAL INFORMATION TECHNOLOGY		11,573,618
MATERIALS - 3.7%
Chemicals - 2.0%
Celanese Corp. Class A	2,750	70,043
Monsanto Co.	4,100	343,908
Praxair, Inc.	1,000	76,620
Terra Industries, Inc.	3,300	102,663
The Mosaic Co.	2,600	126,022
Westlake Chemical Corp.	2,300	55,292
		774,548

	Shares	Value
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	4,100	$ 101,803
Greif, Inc. Class A	1,050	52,017
Owens-Illinois, Inc. (a)	3,060	103,856
Pactiv Corp. (a)	2,200	54,670
Rock-Tenn Co. Class A	500	25,645
Silgan Holdings, Inc.	1,000	48,620
		386,611
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,300	81,874
Newmont Mining Corp.	1,400	56,266
Nucor Corp.	1,760	78,390
Reliance Steel & Aluminum Co.	2,250	83,115
		299,645
TOTAL MATERIALS		1,460,804
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
CenturyTel, Inc.	4,386	141,361
Frontier Communications Corp.	6,755	48,028
Windstream Corp.	10,510	90,071
		279,460
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	4,000	126,600
TOTAL TELECOMMUNICATION SERVICES		406,060
UTILITIES - 0.8%
Electric Utilities - 0.3%
DPL, Inc.	3,430	84,961
Exelon Corp.	908	45,410
		130,371
Gas Utilities - 0.1%
Energen Corp.	815	34,222
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	1,250	39,563
Multi-Utilities - 0.3%
Dominion Resources, Inc.	1,095	36,223
Public Service Enterprise Group, Inc.	2,915	92,318
		128,541
TOTAL UTILITIES		332,697
TOTAL COMMON STOCKS (Cost $37,169,245)		36,102,310
U.S. Treasury Obligations - 0.8%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.42% to 0.53% 11/19/09 to 6/3/10 (d) (Cost $339,080)	$ 340,000	$ 339,512
Money Market Funds - 13.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.23% (f)	3,014,282	3,014,282
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	2,261,756	2,261,756
TOTAL MONEY MARKET FUNDS (Cost $5,276,038)		5,276,038
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $42,784,346)		41,717,860
NET OTHER ASSETS - (5.8)%		(2,295,446)
NET ASSETS - 100%		$ 39,422,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
64 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 3,263,040	$ 149,275

The face value of futures purchased as a percentage of net assets - 8.3%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $339,512.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 3,588
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,911,349	$ 3,911,349	$ -	$ -
Consumer Staples	5,487,780	5,487,780	-	-
Energy	1,921,173	1,921,173	-	-
Financials	1,576,037	1,576,037	-	-
Health Care	5,856,271	5,856,271	-	-
Industrials	3,576,521	3,576,521	-	-
Information Technology	11,573,618	11,573,618	-	-
Materials	1,460,804	1,460,804	-	-
Telecommunication Services	406,060	406,060	-	-
Utilities	332,697	332,697	-	-
Money Market Funds	5,276,038	5,276,038	-	-
U.S. Government and Government Agency Obligations	339,512	-	339,512	-
Total Investments in Securities:	$ 41,717,860	$ 41,378,348	$ 339,512	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 149,275	$ 149,275	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 149,275	$ -
Total Value of Derivatives	$ 149,275	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $3,603,801 of which $298,456 and $3,305,345 will expire on February 29, 2016 and February 28, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,528,392 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,176,897) - See accompanying schedule: Unaffiliated issuers (cost $40,522,590)	$ 39,456,104
Fidelity Central Funds (cost $2,261,756)	2,261,756
Total Investments (cost $42,784,346)		$ 41,717,860
Receivable for investments sold		169,198
Receivable for fund shares sold		107,601
Dividends receivable		68,444
Interest receivable		684
Distributions receivable from Fidelity Central Funds		342
Other receivables		1,097
Total assets		42,065,226

Liabilities
Payable for fund shares redeemed	$ 342,600
Accrued management fee	9,759
Payable for daily variation on futures contracts	23,854
Other affiliated payables	4,843
Collateral on securities loaned, at value	2,261,756
Total liabilities		2,642,812

Net Assets		$ 39,422,414
Net Assets consist of:
Paid in capital		$ 46,974,772
Undistributed net investment income		200,041
Accumulated undistributed net realized gain (loss) on investments		(6,835,187)
Net unrealized appreciation (depreciation) on investments		(917,212)
Net Assets, for 5,130,082 shares outstanding		$ 39,422,414
Net Asset Value, offering price and redemption price per share ($39,422,414 ÷ 5,130,082 shares)		$ 7.68

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 279,839
Interest		5,044
Income from Fidelity Central Funds		3,588
Total income		288,471

Expenses
Management fee	$ 46,990
Transfer agent fees	23,914
Independent trustees' compensation	838
Total expenses		71,742
Net investment income (loss)		216,729
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,956,284)
Futures contracts	231,268
Total net realized gain (loss)		(1,725,016)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,868,232
Futures contracts	208,462
Total change in net unrealized appreciation (depreciation)		11,076,694
Net gain (loss)		9,351,678
Net increase (decrease) in net assets resulting from operations		$ 9,568,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 216,729	$ 344,006
Net realized gain (loss)	(1,725,016)	(4,362,634)
Change in net unrealized appreciation (depreciation)	11,076,694	(8,733,972)
Net increase (decrease) in net assets resulting from operations	9,568,407	(12,752,600)
Distributions to shareholders from net investment income	(66,194)	(325,592)
Share transactions Proceeds from sales of shares	16,194,377	19,969,543
Reinvestment of distributions	62,787	301,227
Cost of shares redeemed	(8,441,040)	(20,030,860)
Net increase (decrease) in net assets resulting from share transactions	7,816,124	239,910
Total increase (decrease) in net assets	17,318,337	(12,838,282)

Net Assets
Beginning of period	22,104,077	34,942,359
End of period (including undistributed net investment income of $200,041 and undistributed net investment income of $49,506, respectively)	$ 39,422,414	$ 22,104,077
Other Information Shares
Sold	2,428,218	2,718,349
Issued in reinvestment of distributions	9,645	46,905
Redeemed	(1,252,753)	(2,598,700)
Net increase (decrease)	1,185,110	166,554

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F,H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.60	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.05	.09	.08
Net realized and unrealized gain (loss)	2.05	(3.65)	(.78)
Total from investment operations	2.10	(3.56)	(.70)
Distributions from net investment income	(.02)	(.09)	(.05)
Net asset value, end of period	$ 7.68	$ 5.60	$ 9.25
Total Return B	37.46%	(38.61)%	(7.05)%
Ratios to Average Net Assets D, G
Expenses before reductions	.45% A	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45% A
Net investment income (loss)	1.36% A	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,422	$ 22,104	$ 34,942
Portfolio turnover rate E	71% A	86%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period April 19, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.9	8.5
JPMorgan Chase & Co.	3.4	2.4
AT&T, Inc.	3.3	4.0
General Electric Co.	3.0	2.5
Bank of America Corp.	3.0	0.7
Chevron Corp.	2.7	3.6
Wells Fargo & Co.	2.5	1.4
Pfizer, Inc.	2.2	2.8
Goldman Sachs Group, Inc.	1.7	1.0
Verizon Communications, Inc.	1.7	2.4
	28.4
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	18.3
Energy	17.5	18.0
Consumer Discretionary	9.9	8.0
Health Care	8.8	15.3
Industrials	8.3	6.9
Information Technology	6.3	2.8
Utilities	5.8	7.5
Telecommunication Services	5.7	7.8
Consumer Staples	5.5	11.5
Materials	4.4	2.4

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.3%
Autoliv, Inc.	3,900	$ 125,073
Johnson Controls, Inc.	3,500	86,695
		211,768
Automobiles - 0.5%
Ford Motor Co. (a)	42,000	319,200
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	2,323	150,577
Weight Watchers International, Inc.	5,391	147,875
		298,452
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	837	24,482
McDonald's Corp.	1,073	60,346
MGM Mirage, Inc. (a)(c)	5,580	47,263
The Cheesecake Factory, Inc. (a)(c)	4,926	90,491
		222,582
Household Durables - 1.2%
Black & Decker Corp.	1,700	75,004
Garmin Ltd. (c)	4,200	138,054
Jarden Corp. (a)(c)	3,700	90,095
M.D.C. Holdings, Inc.	2,200	82,412
Newell Rubbermaid, Inc.	9,696	134,968
Tempur-Pedic International, Inc. (c)	7,435	110,038
Tupperware Brands Corp.	3,904	144,409
		774,980
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	12,000	114,960
Media - 4.0%
CBS Corp. Class B	4,943	51,160
Comcast Corp. Class A	35,177	538,912
DISH Network Corp. Class A (a)(c)	2,738	44,657
Liberty Global, Inc. Class A (a)(c)	2,032	44,480
Liberty Media Corp. Entertainment Series A (a)	4,000	111,560
McGraw-Hill Companies, Inc.	5,618	188,821
News Corp. Class A	12,201	130,795
The Walt Disney Co. (c)	21,923	570,875
Time Warner Cable, Inc. (c)	7,257	267,928
Time Warner, Inc.	15,935	444,746
Viacom, Inc. Class B (non-vtg.) (a)(c)	6,042	151,292
		2,545,226
Multiline Retail - 0.6%
Macy's, Inc.	24,463	379,666
Specialty Retail - 2.1%
Gap, Inc. (c)	4,302	84,534
Home Depot, Inc.	21,011	573,390
Lowe's Companies, Inc. (c)	9,341	200,832
RadioShack Corp. (c)	10,084	152,571

	Shares	Value
Rent-A-Center, Inc. (a)	10,475	$ 206,672
Sally Beauty Holdings, Inc. (a)	9,055	64,381
Sherwin-Williams Co. (c)	906	54,541
		1,336,921
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)(c)	3,935	99,005
TOTAL CONSUMER DISCRETIONARY		6,302,760
CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	12,941	261,538
Dr Pepper Snapple Group, Inc. (a)	3,071	81,197
The Coca-Cola Co.	4,726	230,487
		573,222
Food & Staples Retailing - 0.8%
CVS Caremark Corp. (c)	11,445	429,416
SUPERVALU, Inc.	8,019	115,073
		544,489
Food Products - 1.7%
Archer Daniels Midland Co.	9,454	272,559
ConAgra Foods, Inc. (c)	2,432	49,929
General Mills, Inc. (c)	2,902	173,336
Kraft Foods, Inc. Class A	21,545	610,801
		1,106,625
Household Products - 1.5%
Kimberly-Clark Corp.	4,192	253,448
Procter & Gamble Co.	12,503	676,537
		929,985
Personal Products - 0.1%
Herbalife Ltd.	1,362	41,241
Tobacco - 0.5%
Lorillard, Inc.	1,431	104,134
Reynolds American, Inc.	4,179	191,022
		295,156
TOTAL CONSUMER STAPLES		3,490,718
ENERGY - 17.5%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)(c)	6,760	241,400
Dresser-Rand Group, Inc. (a)(c)	5,876	174,517
ENSCO International, Inc.	2,265	83,579
FMC Technologies, Inc. (a)(c)	1,500	71,550
Halliburton Co.	6,972	165,306
National Oilwell Varco, Inc. (a)	8,200	298,070
Oil States International, Inc. (a)(c)	4,400	129,668
Schlumberger Ltd.	9,388	527,606
		1,691,696
Oil, Gas & Consumable Fuels - 14.9%
Anadarko Petroleum Corp.	2,752	145,498
Apache Corp.	4,939	419,568
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	8,923	$ 203,801
Chevron Corp.	24,496	1,713,250
ConocoPhillips	18,341	825,895
Devon Energy Corp.	6,356	390,131
Encore Acquisition Co. (a)	3,625	136,626
EOG Resources, Inc.	1,400	100,800
Exxon Mobil Corp.	44,639	3,086,782
Hess Corp.	2,417	122,276
Marathon Oil Corp.	7,077	218,467
Murphy Oil Corp.	3,962	225,834
Newfield Exploration Co. (a)(c)	1,334	51,612
Noble Energy, Inc.	906	54,777
Occidental Petroleum Corp.	11,618	849,276
Southern Union Co. (c)	8,800	174,592
Spectra Energy Corp.	18,290	344,218
World Fuel Services Corp. (c)	3,275	147,179
XTO Energy, Inc.	6,415	247,619
		9,458,201
TOTAL ENERGY		11,149,897
FINANCIALS - 25.5%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	11,719	347,000
Federated Investors, Inc. Class B (non-vtg.) (c)	1,400	36,750
Franklin Resources, Inc. (c)	2,510	234,258
Goldman Sachs Group, Inc.	6,738	1,114,869
Invesco Ltd.	11,700	242,775
Investment Technology Group, Inc. (a)	2,700	66,528
Knight Capital Group, Inc. Class A (a)(c)	6,000	120,720
Morgan Stanley (c)	12,835	371,702
optionsXpress Holdings, Inc. (c)	4,000	66,560
Raymond James Financial, Inc.	5,984	136,136
State Street Corp. (c)	6,306	330,939
TD Ameritrade Holding Corp. (a)(c)	5,600	107,744
		3,175,981
Commercial Banks - 4.7%
BB&T Corp.	11,823	330,335
Commerce Bancshares, Inc.	1,400	51,422
M&T Bank Corp. (c)	1,300	80,288
PNC Financial Services Group, Inc. (c)	4,303	183,265
Prosperity Bancshares, Inc. (c)	4,042	139,570
U.S. Bancorp, Delaware	28,386	642,091
Wells Fargo & Co.	56,905	1,566,026
		2,992,997
Consumer Finance - 0.8%
American Express Co. (c)	11,402	385,616
Capital One Financial Corp. (c)	4,262	158,930
		544,546

	Shares	Value
Diversified Financial Services - 8.2%
Bank of America Corp.	106,375	$ 1,871,136
Citigroup, Inc.	143,881	719,405
CME Group, Inc.	408	118,744
JPMorgan Chase & Co.	49,605	2,155,833
Moody's Corp.	3,225	87,849
NYSE Euronext	4,966	140,736
The NASDAQ Stock Market, Inc. (a)(c)	5,671	124,478
		5,218,181
Insurance - 5.0%
ACE Ltd.	2,868	149,652
AFLAC, Inc. (c)	2,293	93,142
Allied World Assurance Co. Holdings Ltd.	3,006	139,268
Allstate Corp.	4,033	118,530
American Financial Group, Inc. (c)	11,408	292,615
Aspen Insurance Holdings Ltd.	8,305	210,947
Axis Capital Holdings Ltd. (c)	3,841	117,074
CNA Financial Corp. (c)	6,300	154,161
Hartford Financial Services Group, Inc.	2,474	58,683
MetLife, Inc. (c)	6,799	256,730
PartnerRe Ltd.	2,350	173,689
Protective Life Corp. (c)	6,800	146,540
Prudential Financial, Inc.	2,960	149,717
Reinsurance Group of America, Inc.	2,500	107,625
The Chubb Corp. (c)	3,784	186,892
The Travelers Companies, Inc.	7,782	392,368
Transatlantic Holdings, Inc.	2,640	128,990
Unum Group (c)	13,459	303,231
		3,179,854
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.	3,000	167,130
Annaly Capital Management, Inc. (c)	19,411	336,587
HCP, Inc. (c)	1,200	34,176
HRPT Properties Trust (SBI) (c)	43,333	280,798
Mack-Cali Realty Corp.	2,073	66,398
National Retail Properties, Inc. (c)	3,100	63,612
Public Storage	981	69,210
		1,017,911
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc. (c)	8,686	113,960
TOTAL FINANCIALS		16,243,430
HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 0.4%
American Medical Systems Holdings, Inc. (a)(c)	4,218	64,282
Boston Scientific Corp. (a)	6,615	77,726
Kinetic Concepts, Inc. (a)(c)	2,500	79,875
		221,883
Health Care Providers & Services - 1.9%
CIGNA Corp. (c)	2,654	78,107
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Management Associates, Inc. Class A (a)(c)	29,281	$ 202,332
HealthSouth Corp. (a)(c)	4,368	68,184
Lincare Holdings, Inc. (a)(c)	3,812	100,599
UnitedHealth Group, Inc. (c)	16,074	450,072
WellPoint, Inc. (a)(c)	5,952	314,563
		1,213,857
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)(c)	3,200	144,672
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co. (c)	8,300	183,679
Eli Lilly & Co. (c)	6,056	202,634
Forest Laboratories, Inc. (a)(c)	6,686	195,699
Johnson & Johnson (c)	10,160	614,070
Merck & Co., Inc.	21,755	705,515
Pfizer, Inc.	83,053	1,386,985
Watson Pharmaceuticals, Inc. (a)(c)	1,970	69,521
Wyeth	13,916	665,881
		4,023,984
TOTAL HEALTH CARE		5,604,396
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.6%
General Dynamics Corp. (c)	4,475	264,875
ITT Corp. (c)	6,300	315,504
L-3 Communications Holdings, Inc.	2,827	210,329
Lockheed Martin Corp.	850	63,733
Northrop Grumman Corp.	2,988	145,844
Raytheon Co. (c)	6,404	302,141
The Boeing Co. (c)	6,700	332,789
		1,635,215
Air Freight & Logistics - 0.3%
FedEx Corp.	2,732	187,716
Building Products - 0.1%
Masco Corp. (c)	3,074	44,512
Commercial Services & Supplies - 0.0%
Republic Services, Inc. (c)	1,132	28,991
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	2,324	74,949
Industrial Conglomerates - 3.3%
Carlisle Companies, Inc. (c)	6,600	217,734
General Electric Co.	136,013	1,890,581
		2,108,315
Machinery - 0.6%
Caterpillar, Inc.	4,000	181,240
Illinois Tool Works, Inc. (c)	4,115	172,089
		353,329

	Shares	Value
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	2,045	$ 169,776
Con-way, Inc.	1,900	79,344
CSX Corp.	9,289	394,783
Norfolk Southern Corp. (c)	2,356	108,070
Ryder System, Inc. (c)	2,546	96,748
		848,721
TOTAL INDUSTRIALS		5,281,748
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	11,567	249,847
Motorola, Inc. (c)	8,959	64,326
		314,173
Computers & Peripherals - 1.6%
EMC Corp. (a)	19,858	315,742
Hewlett-Packard Co.	7,369	330,794
International Business Machines Corp.	1,041	122,890
Teradata Corp. (a)	7,882	212,262
Western Digital Corp. (a)(c)	1,000	34,280
		1,015,968
Electronic Equipment & Components - 0.8%
SYNNEX Corp. (a)(c)	7,767	230,292
Tech Data Corp. (a)(c)	6,506	247,879
		478,171
Internet Software & Services - 0.2%
eBay, Inc. (a)(c)	7,100	157,194
IT Services - 0.8%
Broadridge Financial Solutions, Inc.	3,943	82,093
Computer Sciences Corp. (a)(c)	2,000	97,700
Lender Processing Services, Inc.	4,247	145,587
Wright Express Corp. (a)	6,240	196,685
		522,065
Office Electronics - 0.1%
Xerox Corp. (c)	9,800	84,770
Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	27,945	567,842
Intersil Corp. Class A (c)	13,837	204,788
Marvell Technology Group Ltd. (a)(c)	11,578	176,565
Skyworks Solutions, Inc. (a)(c)	9,086	105,852
Tessera Technologies, Inc. (a)(c)	5,300	133,189
Texas Instruments, Inc. (c)	6,771	166,499
		1,354,735
Software - 0.2%
Symantec Corp. (a)(c)	6,725	101,682
TOTAL INFORMATION TECHNOLOGY		4,028,758
MATERIALS - 4.4%
Chemicals - 1.4%
Cabot Corp.	4,696	92,934
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	3,067	$ 250,451
Dow Chemical Co.	13,779	293,355
E.I. du Pont de Nemours & Co. (c)	4,246	135,575
Lubrizol Corp.	1,800	114,696
		887,011
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)(c)	3,900	96,837
Owens-Illinois, Inc. (a)(c)	2,324	78,877
Pactiv Corp. (a)	9,732	241,840
Rock-Tenn Co. Class A (c)	4,396	225,471
		643,025
Metals & Mining - 1.3%
AK Steel Holding Corp. (c)	6,972	141,671
Freeport-McMoRan Copper & Gold, Inc. (c)	4,522	284,796
Nucor Corp.	902	40,175
United States Steel Corp. (c)	4,200	183,876
Walter Energy, Inc.	2,500	129,775
		780,293
Paper & Forest Products - 0.7%
International Paper Co. (c)	19,936	457,531
TOTAL MATERIALS		2,767,860
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	80,557	2,098,510
CenturyTel, Inc.	4,233	136,430
Qwest Communications International, Inc.	20,453	73,426
Verizon Communications, Inc. (c)	35,363	1,097,668
		3,406,034
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)(c)	65,485	239,675
TOTAL TELECOMMUNICATION SERVICES		3,645,709
UTILITIES - 5.8%
Electric Utilities - 2.8%
American Electric Power Co., Inc.	3,870	121,634
DPL, Inc. (c)	7,633	189,069
Duke Energy Corp. (c)	12,161	188,374
Edison International (c)	1,983	66,252
Entergy Corp.	1,580	124,820
Exelon Corp.	8,634	431,873
FirstEnergy Corp. (c)	2,100	94,773
FPL Group, Inc.	3,723	209,158
Progress Energy, Inc. (c)	2,943	116,337
Southern Co.	8,372	261,206
		1,803,496

	Shares	Value
Gas Utilities - 0.3%
Energen Corp. (c)	4,030	$ 169,220
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	2,600	82,290
Mirant Corp. (a)(c)	7,431	125,212
NRG Energy, Inc. (a)	9,030	242,456
		449,958
Multi-Utilities - 2.0%
CMS Energy Corp. (c)	10,729	143,876
Consolidated Edison, Inc. (c)	1,302	52,327
Dominion Resources, Inc.	10,907	360,804
NiSource, Inc. (c)	3,148	41,585
PG&E Corp. (c)	3,177	128,954
Public Service Enterprise Group, Inc.	3,800	120,346
Sempra Energy (c)	6,651	333,681
Xcel Energy, Inc. (c)	4,041	79,810
		1,261,383
TOTAL UTILITIES		3,684,057
TOTAL COMMON STOCKS (Cost $62,600,353)		62,199,333
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.49% 11/19/09 to 5/6/10 (d) (Cost $279,583)	$ 280,000	279,818
Money Market Funds - 31.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.23% (f)	1,061,249	1,061,249
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	19,268,926	19,268,926
TOTAL MONEY MARKET FUNDS (Cost $20,330,175)		20,330,175
TOTAL INVESTMENT PORTFOLIO - 130.1% (Cost $83,210,111)		82,809,326
NET OTHER ASSETS - (30.1)%		(19,152,719)
NET ASSETS - 100%		$ 63,656,607
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
28 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 1,427,580	$ 19,024

The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $279,818.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 86,327
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,302,760	$ 6,302,760	$ -	$ -
Consumer Staples	3,490,718	3,490,718	-	-
Energy	11,149,897	11,149,897	-	-
Financials	16,243,430	16,243,430	-	-
Health Care	5,604,396	5,604,396	-	-
Industrials	5,281,748	5,281,748	-	-
Information Technology	4,028,758	4,028,758	-	-
Materials	2,767,860	2,767,860	-	-
Telecommunication Services	3,645,709	3,645,709	-	-
Utilities	3,684,057	3,684,057	-	-
Money Market Funds	20,330,175	20,330,175	-	-
U.S. Government and Government Agency Obligations	279,818	-	279,818	-
Total Investments in Securities:	$ 82,809,326	$ 82,529,508	$ 279,818	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 19,024	$ 19,024	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 19,024	$ -
Total Value of Derivatives	$ 19,024	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $3,138,587 of which $514,035 and $2,624,552 will expire on February 29, 2016 and February 28, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $2,309,119 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,641,629) - See accompanying schedule: Unaffiliated issuers (cost $63,941,185)	$ 63,540,400
Fidelity Central Funds (cost $19,268,926)	19,268,926
Total Investments (cost $83,210,111)		$ 82,809,326
Receivable for investments sold		29,581
Receivable for fund shares sold		105,444
Dividends receivable		162,686
Interest receivable		182
Distributions receivable from Fidelity Central Funds		1,543
Total assets		83,108,762

Liabilities
Payable to custodian bank	$ 29,503
Payable for fund shares redeemed	117,948
Accrued management fee	16,967
Payable for daily variation on futures contracts	10,362
Other affiliated payables	8,449
Collateral on securities loaned, at value	19,268,926
Total liabilities		19,452,155

Net Assets		$ 63,656,607
Net Assets consist of:
Paid in capital		$ 66,114,029
Undistributed net investment income		649,917
Accumulated undistributed net realized gain (loss) on investments		(2,725,578)
Net unrealized appreciation (depreciation) on investments		(381,761)
Net Assets, for 10,028,867 shares outstanding		$ 63,656,607
Net Asset Value, offering price and redemption price per share ($63,656,607 ÷ 10,028,867 shares)		$ 6.35

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 753,586
Interest		7,109
Income from Fidelity Central Funds		86,327
Total income		847,022

Expenses
Management fee	$ 86,552
Transfer agent fees	44,024
Independent trustees' compensation	1,497
Interest	139
Total expenses		132,212
Net investment income (loss)		714,810
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,324,106
Futures contracts	419,375
Total net realized gain (loss)		2,743,481
Change in net unrealized appreciation (depreciation) on: Investment securities	14,106,099
Futures contracts	56,780
Total change in net unrealized appreciation (depreciation)		14,162,879
Net gain (loss)		16,906,360
Net increase (decrease) in net assets resulting from operations		$ 17,621,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 714,810	$ 740,208
Net realized gain (loss)	2,743,481	(4,640,909)
Change in net unrealized appreciation (depreciation)	14,162,879	(11,545,005)
Net increase (decrease) in net assets resulting from operations	17,621,170	(15,445,706)
Distributions to shareholders from net investment income	(239,009)	(635,673)
Share transactions Proceeds from sales of shares	50,538,323	31,493,760
Reinvestment of distributions	234,508	592,446
Cost of shares redeemed	(24,660,177)	(20,222,512)
Net increase (decrease) in net assets resulting from share transactions	26,112,654	11,863,694
Total increase (decrease) in net assets	43,494,815	(4,217,685)

Net Assets
Beginning of period	20,161,792	24,379,477
End of period (including undistributed net investment income of $649,917 and undistributed net investment income of $174,116, respectively)	$ 63,656,607	$ 20,161,792
Other Information Shares
Sold	9,836,779	4,645,514
Issued in reinvestment of distributions	43,751	98,582
Redeemed	(4,239,961)	(3,162,980)
Net increase (decrease)	5,640,569	1,581,116

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G, I

Selected Per-Share Data
Net asset value, beginning of period	$ 4.59	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.20	.18
Net realized and unrealized gain (loss)	1.71	(4.14)	(1.37)
Total from investment operations	1.78	(3.94)	(1.19)
Distributions from net investment income	(.02)	(.15)	(.13)
Net asset value, end of period	$ 6.35	$ 4.59	$ 8.68
Total Return B, C	38.86%	(45.82)%	(12.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45% A
Net investment income (loss)	2.44% A	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,657	$ 20,162	$ 24,379
Portfolio turnover rate F	284% A	117%	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.9	5.5
International Business Machines Corp.	2.1	2.2
Microsoft Corp.	2.1	1.9
Apple, Inc.	2.0	1.4
Johnson & Johnson	2.0	2.5
Cisco Systems, Inc.	1.9	1.3
JPMorgan Chase & Co.	1.8	1.1
Chevron Corp.	1.8	2.0
Procter & Gamble Co.	1.7	2.5
General Electric Co.	1.7	1.4
	21.0
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	17.0
Financials	15.6	9.5
Health Care	13.2	16.5
Energy	11.3	13.2
Consumer Staples	11.2	14.1
Industrials	9.0	8.8
Consumer Discretionary	8.6	7.4
Materials	4.2	2.6
Telecommunication Services	3.3	4.1
Utilities	2.8	4.2

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.1%
Autoliv, Inc.	33,431	$ 1,072,132
Automobiles - 0.2%
Ford Motor Co. (a)	340,000	2,584,000
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	63,048	4,086,771
Hotels, Restaurants & Leisure - 1.9%
Choice Hotels International, Inc. (d)	29,783	878,599
McDonald's Corp.	205,088	11,534,149
The Cheesecake Factory, Inc. (a)(d)	80,000	1,469,600
WMS Industries, Inc. (a)(d)	106,997	4,529,183
Yum! Brands, Inc. (d)	60,000	2,055,000
		20,466,531
Household Durables - 0.5%
Garmin Ltd. (d)	60,000	1,972,200
Newell Rubbermaid, Inc.	110,328	1,535,766
Tempur-Pedic International, Inc. (d)	115,000	1,702,000
		5,209,966
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	41,281	3,351,604
Media - 2.1%
Comcast Corp. Class A	357,561	5,477,835
DISH Network Corp. Class A (a)(d)	80,879	1,319,136
Marvel Entertainment, Inc. (a)	21,319	1,031,200
News Corp. Class A	120,094	1,287,408
The Walt Disney Co.	199,511	5,195,266
Time Warner Cable, Inc. (d)	43,601	1,609,749
Time Warner, Inc.	173,703	4,848,051
Viacom, Inc. Class B (non-vtg.) (a)(d)	57,893	1,449,641
		22,218,286
Multiline Retail - 1.0%
Macy's, Inc.	448,169	6,955,583
Target Corp.	90,092	4,234,324
		11,189,907
Specialty Retail - 1.9%
AutoZone, Inc. (a)(d)	6,341	933,712
Foot Locker, Inc.	313,747	3,344,543
Gap, Inc. (d)	130,809	2,570,397
Home Depot, Inc.	202,999	5,539,843
Lowe's Companies, Inc.	91,813	1,973,980
RadioShack Corp. (d)	143,545	2,171,836
Rent-A-Center, Inc. (a)(d)	194,061	3,828,824
		20,363,135
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	29,897	1,655,995
TOTAL CONSUMER DISCRETIONARY		92,198,327

	Shares	Value
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Coca-Cola Enterprises, Inc.	245,041	$ 4,952,279
Dr Pepper Snapple Group, Inc. (a)(d)	114,426	3,025,423
PepsiCo, Inc.	172,353	9,767,245
The Coca-Cola Co.	207,809	10,134,845
		27,879,792
Food & Staples Retailing - 2.4%
Costco Wholesale Corp. (d)	7,788	397,032
CVS Caremark Corp. (d)	172,590	6,475,577
Kroger Co.	136,306	2,942,847
SUPERVALU, Inc.	37,443	537,307
Wal-Mart Stores, Inc.	283,245	14,408,673
Walgreen Co.	42,298	1,433,056
		26,194,492
Food Products - 1.6%
Archer Daniels Midland Co.	171,502	4,944,403
Bunge Ltd. (d)	14,863	995,970
Dean Foods Co. (a)(d)	106,493	1,931,783
General Mills, Inc. (d)	38,996	2,329,231
H.J. Heinz Co. (d)	22,969	884,307
Hershey Co.	64,188	2,518,095
Kraft Foods, Inc. Class A	123,785	3,509,305
		17,113,094
Household Products - 2.7%
Colgate-Palmolive Co. (d)	85,313	6,202,255
Kimberly-Clark Corp.	67,509	4,081,594
Procter & Gamble Co.	350,935	18,989,093
		29,272,942
Personal Products - 0.1%
Herbalife Ltd.	41,414	1,254,016
Tobacco - 1.8%
Altria Group, Inc.	247,219	4,519,163
Lorillard, Inc.	28,338	2,062,156
Philip Morris International, Inc.	215,370	9,844,563
Reynolds American, Inc.	66,000	3,016,860
		19,442,742
TOTAL CONSUMER STAPLES		121,157,078
ENERGY - 11.3%
Energy Equipment & Services - 2.0%
Cameron International Corp. (a)(d)	137,095	4,895,662
ENSCO International, Inc.	57,507	2,122,008
FMC Technologies, Inc. (a)(d)	20,172	962,204
Halliburton Co.	21,887	518,941
National Oilwell Varco, Inc. (a)	99,436	3,614,499
Schlumberger Ltd.	166,587	9,362,189
Transocean Ltd. (a)	6,940	526,330
		22,001,833
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	37,310	$ 1,972,580
Apache Corp.	39,585	3,362,746
Chevron Corp.	271,946	19,019,903
ConocoPhillips	154,700	6,966,141
Devon Energy Corp. (d)	52,672	3,233,007
EOG Resources, Inc. (d)	5,006	360,432
Exxon Mobil Corp.	609,579	42,152,383
Hess Corp.	4,988	252,343
Marathon Oil Corp.	37,616	1,161,206
McMoRan Exploration Co. (a)(d)	78,433	654,131
Murphy Oil Corp.	68,917	3,928,269
Noble Energy, Inc.	12,786	773,042
Occidental Petroleum Corp.	124,009	9,065,058
Southern Union Co. (d)	74,109	1,470,323
Spectra Energy Corp.	223,082	4,198,403
XTO Energy, Inc.	30,456	1,175,602
		99,745,569
TOTAL ENERGY		121,747,402
FINANCIALS - 15.6%
Capital Markets - 4.2%
Bank of New York Mellon Corp.	143,607	4,252,203
Charles Schwab Corp.	112,767	2,036,572
Eaton Vance Corp. (non-vtg.) (d)	56,000	1,599,920
Federated Investors, Inc. Class B (non-vtg.) (d)	72,941	1,914,701
Franklin Resources, Inc. (d)	18,000	1,679,940
Goldman Sachs Group, Inc.	73,830	12,215,912
Invesco Ltd.	135,000	2,801,250
Investment Technology Group, Inc. (a)(d)	40,000	985,600
Knight Capital Group, Inc. Class A (a)(d)	86,659	1,743,579
Morgan Stanley (d)	139,318	4,034,649
Northern Trust Corp.	26,333	1,539,427
optionsXpress Holdings, Inc. (d)	60,000	998,400
Raymond James Financial, Inc.	51,541	1,172,558
State Street Corp. (d)	105,782	5,551,439
T. Rowe Price Group, Inc. (d)	30,000	1,359,600
TD Ameritrade Holding Corp. (a)(d)	87,281	1,679,286
		45,565,036
Commercial Banks - 2.6%
BB&T Corp. (d)	118,072	3,298,932
Commerce Bancshares, Inc.	26,000	954,980
PNC Financial Services Group, Inc. (d)	74,126	3,157,026
Prosperity Bancshares, Inc. (d)	80,975	2,796,067
U.S. Bancorp, Delaware	179,079	4,050,767
Wells Fargo & Co.	511,028	14,063,491
		28,321,263

	Shares	Value
Consumer Finance - 0.8%
American Express Co. (d)	224,025	$ 7,576,526
Discover Financial Services (d)	100,000	1,375,000
		8,951,526
Diversified Financial Services - 4.4%
Bank of America Corp.	1,034,408	18,195,237
Citigroup, Inc.	1,223,820	6,119,100
CME Group, Inc.	3,682	1,071,609
JPMorgan Chase & Co.	453,791	19,721,757
The NASDAQ Stock Market, Inc. (a)(d)	80,320	1,763,024
		46,870,727
Insurance - 2.7%
ACE Ltd. (d)	74,703	3,898,003
AFLAC, Inc. (d)	162,133	6,585,842
American Financial Group, Inc. (d)	95,000	2,436,750
Aspen Insurance Holdings Ltd. (d)	96,506	2,451,252
CNA Financial Corp. (d)	55,506	1,358,232
Hartford Financial Services Group, Inc.	31,262	741,535
MetLife, Inc. (d)	125,670	4,745,299
Prudential Financial, Inc. (d)	30,852	1,560,494
The Chubb Corp. (d)	20,554	1,015,162
The Travelers Companies, Inc.	33,581	1,693,154
Transatlantic Holdings, Inc.	40,247	1,966,468
		28,452,191
Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc. (d)	21,985	1,224,784
Annaly Capital Management, Inc. (d)	154,867	2,685,394
Developers Diversified Realty Corp. (d)	193,174	1,514,484
HRPT Properties Trust (SBI) (d)	310,601	2,012,694
ProLogis Trust (d)	181,052	2,013,298
Simon Property Group, Inc.	9,445	600,891
		10,051,545
TOTAL FINANCIALS		168,212,288
HEALTH CARE - 13.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	111,489	6,660,353
Biogen Idec, Inc. (a)(d)	72,848	3,657,698
Celgene Corp. (a)(d)	9,796	511,057
Gilead Sciences, Inc. (a)(d)	125,973	5,676,343
		16,505,451
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)(d)	63,984	975,116
Baxter International, Inc.	75,688	4,308,161
Becton, Dickinson & Co.	11,300	786,706
Boston Scientific Corp. (a)(d)	185,714	2,182,140
Kinetic Concepts, Inc. (a)(d)	37,038	1,183,364
Medtronic, Inc. (d)	94,251	3,609,813
		13,045,300
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
Aetna, Inc.	31,446	$ 896,211
CIGNA Corp. (d)	54,962	1,617,532
Express Scripts, Inc. (a)	32,408	2,340,506
HealthSouth Corp. (a)(d)	150,164	2,344,060
LifePoint Hospitals, Inc. (a)(d)	41,043	1,031,411
McKesson Corp.	14,097	801,555
Medco Health Solutions, Inc. (a)(d)	12,237	675,727
UnitedHealth Group, Inc.	127,588	3,572,464
WellPoint, Inc. (a)	75,647	3,997,944
		17,277,410
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (a)(d)	26,960	2,356,304
Thermo Fisher Scientific, Inc. (a)(d)	57,544	2,601,564
Waters Corp. (a)(d)	22,218	1,117,121
		6,074,989
Pharmaceuticals - 8.3%
Abbott Laboratories	237,730	10,752,528
Bristol-Myers Squibb Co. (d)	239,522	5,300,622
Eli Lilly & Co. (d)	231,113	7,733,041
Forest Laboratories, Inc. (a)(d)	78,000	2,283,060
Johnson & Johnson	358,068	21,641,630
Merck & Co., Inc.	251,104	8,143,303
Pfizer, Inc.	904,678	15,108,123
Schering-Plough Corp.	230,082	6,483,711
Sepracor, Inc. (a)(d)	64,889	1,177,735
Watson Pharmaceuticals, Inc. (a)(d)	57,932	2,044,420
Wyeth	173,021	8,279,055
		88,947,228
TOTAL HEALTH CARE		141,850,378
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.7%
General Dynamics Corp. (d)	92,712	5,487,623
Honeywell International, Inc.	130,854	4,810,193
ITT Corp. (d)	84,058	4,209,625
L-3 Communications Holdings, Inc.	49,656	3,694,406
Lockheed Martin Corp.	40,171	3,012,022
Northrop Grumman Corp.	67,064	3,273,394
Raytheon Co. (d)	115,205	5,435,372
The Boeing Co. (d)	55,776	2,770,394
United Technologies Corp.	124,171	7,370,791
		40,063,820
Air Freight & Logistics - 0.5%
FedEx Corp.	18,987	1,304,597
United Parcel Service, Inc. Class B	84,544	4,519,722
		5,824,319
Electrical Equipment - 0.2%
Emerson Electric Co.	58,449	2,155,015

	Shares	Value
Industrial Conglomerates - 2.4%
3M Co.	61,170	$ 4,410,357
Carlisle Companies, Inc. (d)	95,000	3,134,050
General Electric Co.	1,333,390	18,534,121
		26,078,528
Machinery - 0.8%
Caterpillar, Inc. (d)	70,527	3,195,578
Deere & Co. (d)	18,136	790,730
Flowserve Corp. (d)	34,292	2,957,685
Joy Global, Inc.	28,006	1,088,033
		8,032,026
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	20,327	1,687,548
Con-way, Inc.	23,000	960,480
CSX Corp.	112,805	4,794,213
Norfolk Southern Corp.	87,251	4,002,203
Union Pacific Corp.	53,443	3,196,426
		14,640,870
TOTAL INDUSTRIALS		96,794,578
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 3.0%
3Com Corp. (a)(d)	35,180	153,033
Arris Group, Inc. (a)(d)	179,881	2,385,222
Cisco Systems, Inc. (a)	951,376	20,549,722
Harris Stratex Networks, Inc. Class A (a)	12,568	76,162
QUALCOMM, Inc.	198,687	9,223,051
		32,387,190
Computers & Peripherals - 6.7%
Apple, Inc. (a)	130,384	21,931,893
Dell, Inc. (a)(d)	181,488	2,872,955
EMC Corp. (a)	120,783	1,920,450
Hewlett-Packard Co.	376,059	16,881,289
International Business Machines Corp.	196,636	23,212,880
Teradata Corp. (a)	184,994	4,981,888
		71,801,355
Electronic Equipment & Components - 0.8%
Corning, Inc.	187,000	2,819,960
SYNNEX Corp. (a)(d)	65,000	1,927,250
Tech Data Corp. (a)(d)	92,000	3,505,200
		8,252,410
Internet Software & Services - 1.4%
eBay, Inc. (a)	132,573	2,935,166
Google, Inc. Class A (a)	27,133	12,526,492
		15,461,658
IT Services - 1.6%
Alliance Data Systems Corp. (a)(d)	54,861	3,048,077
Automatic Data Processing, Inc.	32,664	1,252,664
Broadridge Financial Solutions, Inc.	180,141	3,750,536
Computer Sciences Corp. (a)(d)	18,000	879,300
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	8,543	$ 1,731,068
The Western Union Co.	223,564	4,033,095
Wright Express Corp. (a)(d)	94,679	2,984,282
		17,679,022
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	679,298	13,803,335
Intersil Corp. Class A (d)	244,994	3,625,911
Marvell Technology Group Ltd. (a)(d)	102,982	1,570,476
Skyworks Solutions, Inc. (a)(d)	226,841	2,642,698
Tessera Technologies, Inc. (a)(d)	75,000	1,884,750
Texas Instruments, Inc. (d)	231,855	5,701,314
Xilinx, Inc. (d)	27,792	618,094
		29,846,578
Software - 3.7%
Adobe Systems, Inc. (a)(d)	46,216	1,452,107
Microsoft Corp.	908,580	22,396,497
Oracle Corp.	684,773	14,975,986
Symantec Corp. (a)(d)	105,385	1,593,421
		40,418,011
TOTAL INFORMATION TECHNOLOGY		215,846,224
MATERIALS - 4.2%
Chemicals - 1.5%
CF Industries Holdings, Inc.	25,063	2,046,645
Dow Chemical Co.	161,954	3,448,001
E.I. du Pont de Nemours & Co. (d)	7,652	244,328
Lubrizol Corp.	35,000	2,230,200
Monsanto Co.	32,766	2,748,412
OM Group, Inc. (a)(d)	65,000	1,768,650
Praxair, Inc.	18,000	1,379,160
Sigma Aldrich Corp.	48,000	2,438,400
		16,303,796
Containers & Packaging - 1.1%
Pactiv Corp. (a)(d)	218,266	5,423,910
Rock-Tenn Co. Class A (d)	50,000	2,564,500
Sealed Air Corp.	207,691	3,927,437
		11,915,847
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. (d)	81,185	5,113,031
Newmont Mining Corp.	25,000	1,004,750

	Shares	Value
Southern Copper Corp. (d)	24,357	$ 688,329
Walter Energy, Inc. (d)	40,000	2,076,400
		8,882,510
Paper & Forest Products - 0.8%
International Paper Co. (d)	359,787	8,257,112
TOTAL MATERIALS		45,359,265
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	689,252	17,955,015
CenturyTel, Inc.	33,976	1,095,046
Frontier Communications Corp.	63,191	449,288
Qwest Communications International, Inc. (d)	600,000	2,154,000
Verizon Communications, Inc.	383,404	11,900,860
		33,554,209
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)(d)	429,733	1,572,823
TOTAL TELECOMMUNICATION SERVICES		35,127,032
UTILITIES - 2.8%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	52,336	1,644,920
DPL, Inc. (d)	164,606	4,077,291
Duke Energy Corp. (d)	53,906	835,004
Exelon Corp.	51,515	2,576,780
FPL Group, Inc.	42,740	2,401,133
Southern Co.	51,626	1,610,731
		13,145,859
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (d)	130,842	1,788,610
Constellation Energy Group, Inc.	25,847	818,058
NRG Energy, Inc. (a)	106,532	2,860,384
		5,467,052
Multi-Utilities - 1.1%
Dominion Resources, Inc.	118,730	3,927,588
PG&E Corp. (d)	25,000	1,014,750
Public Service Enterprise Group, Inc.	61,234	1,939,281
Sempra Energy (d)	89,857	4,508,126
		11,389,745
TOTAL UTILITIES		30,002,656
TOTAL COMMON STOCKS (Cost $1,178,830,881)		1,068,295,228
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.4% to 0.53% 5/6/10 to 6/3/10 (e) (Cost $2,092,471)	$ 2,100,000	$ 2,096,069
Money Market Funds - 22.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.23% (b)	5,059,905	5,059,905
Fidelity Securities Lending Cash Central Fund, 0.23% (c)(f)	231,581,120	231,581,120
TOTAL MONEY MARKET FUNDS (Cost $236,641,025)		236,641,025
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $1,417,564,377)		1,307,032,322
NET OTHER ASSETS - (21.4)%		(230,046,942)
NET ASSETS - 100%		$ 1,076,985,380
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
167 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 8,514,495	$ 92,774

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,497,222.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 568,698
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 92,198,327	$ 92,198,327	$ -	$ -
Consumer Staples	121,157,078	121,157,078	-	-
Energy	121,747,402	121,747,402	-	-
Financials	168,212,288	168,212,288	-	-
Health Care	141,850,378	141,850,378	-	-
Industrials	96,794,578	96,794,578	-	-
Information Technology	215,846,224	215,846,224	-	-
Materials	45,359,265	45,359,265	-	-
Telecommunication Services	35,127,032	35,127,032	-	-
Utilities	30,002,656	30,002,656	-	-
Money Market Funds	236,641,025	236,641,025	-	-
U.S. Government and Government Agency Obligations	2,096,069	-	2,096,069	-
Total Investments in Securities:	$ 1,307,032,322	$ 1,304,936,253	$ 2,096,069	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 92,774	$ 92,774	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 92,774	$ -
Total Value of Derivatives	$ 92,774	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $100,229,482 of which $391,157 and $99,838,325 will expire on February 29, 2016 and February 28, 2017, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $68,344,760 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $223,556,282) - See accompanying schedule: Unaffiliated issuers (cost $1,185,983,257)	$ 1,075,451,202
Fidelity Central Funds (cost $231,581,120)	231,581,120
Total Investments (cost $1,417,564,377)		$ 1,307,032,322
Receivable for fund shares sold		536,591
Dividends receivable		2,591,297
Interest receivable		2,182
Distributions receivable from Fidelity Central Funds		19,682
Total assets		1,310,182,074

Liabilities
Payable for fund shares redeemed	$ 1,145,711
Accrued management fee	267,605
Payable for daily variation on futures contracts	68,492
Other affiliated payables	133,766
Collateral on securities loaned, at value	231,581,120
Total liabilities		233,196,694

Net Assets		$ 1,076,985,380
Net Assets consist of:
Paid in capital		$ 1,359,601,168
Undistributed net investment income		8,837,151
Accumulated undistributed net realized gain (loss) on investments		(181,013,658)
Net unrealized appreciation (depreciation) on investments		(110,439,281)
Net Assets, for 149,325,570 shares outstanding		$ 1,076,985,380
Net Asset Value, offering price and redemption price per share ($1,076,985,380 ÷ 149,325,570 shares)		$ 7.21

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 10,846,594
Interest		38,646
Income from Fidelity Central Funds		568,698
Total income		11,453,938

Expenses
Management fee	$ 1,399,138
Transfer agent fees	712,331
Independent trustees' compensation	25,523
Total expenses before reductions	2,136,992
Expense reductions	(6)	2,136,986
Net investment income (loss)		9,316,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,825,077)
Futures contracts	(215,646)
Total net realized gain (loss)		(11,040,723)
Change in net unrealized appreciation (depreciation) on: Investment securities	296,789,924
Futures contracts	3,260,556
Total change in net unrealized appreciation (depreciation)		300,050,480
Net gain (loss)		289,009,757
Net increase (decrease) in net assets resulting from operations		$ 298,326,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,316,952	$ 18,462,259
Net realized gain (loss)	(11,040,723)	(167,465,380)
Change in net unrealized appreciation (depreciation)	300,050,480	(317,143,825)
Net increase (decrease) in net assets resulting from operations	298,326,709	(466,146,946)
Distributions to shareholders from net investment income	(3,746,040)	(17,085,488)
Share transactions Proceeds from sales of shares	143,484,060	479,166,881
Reinvestment of distributions	3,733,494	17,020,121
Cost of shares redeemed	(88,360,987)	(123,929,208)
Net increase (decrease) in net assets resulting from share transactions	58,856,567	372,257,794
Total increase (decrease) in net assets	353,437,236	(110,974,640)

Net Assets
Beginning of period	723,548,144	834,522,784
End of period (including undistributed net investment income of $8,837,151 and undistributed net investment income of $3,266,239, respectively)	$ 1,076,985,380	$ 723,548,144
Other Information Shares
Sold	25,117,881	61,499,478
Issued in reinvestment of distributions	613,053	2,593,329
Redeemed	(13,801,474)	(17,449,263)
Net increase (decrease)	11,929,460	46,643,544

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G,I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.15
Net realized and unrealized gain (loss)	1.91	(3.95)	(.90)
Total from investment operations	1.97	(3.79)	(.75)
Distributions from net investment income	(.03)	(.14)	(.05)
Net asset value, end of period	$ 7.21	$ 5.27	$ 9.20
Total Return B,C	37.37%	(41.51)%	(7.59)%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45% A
Expenses net of fee waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45% A
Net investment income (loss)	1.96% A	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,076,985	$ 723,548	$ 834,523
Portfolio turnover rate F	65% A	72%	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
TJX Companies, Inc.	0.7	0.5
H.J. Heinz Co.	0.7	0.8
Spectra Energy Corp.	0.7	0.5
Liberty Media Corp.	0.7	0.2
Lorillard, Inc.	0.6	0.7
CenturyTel, Inc.	0.6	0.5
Sempra Energy	0.6	0.7
International Paper Co.	0.6	0.0
Western Digital Corp.	0.6	0.4
T. Rowe Price Group, Inc.	0.6	0.2
	6.4
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	14.5
Consumer Discretionary	16.1	16.2
Information Technology	14.6	14.6
Industrials	11.7	11.6
Health Care	8.6	10.0
Consumer Staples	6.8	7.6
Utilities	6.8	8.2
Energy	6.1	7.2
Materials	5.8	4.7
Telecommunication Services	1.9	3.6

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.8%
Autoliv, Inc.	1,470	$ 47,143
Gentex Corp.	3,700	53,983
TRW Automotive Holdings Corp. (a)	3,735	65,923
WABCO Holdings, Inc.	2,000	38,140
		205,189
Automobiles - 0.3%
Ford Motor Co. (a)	8,194	62,274
Diversified Consumer Services - 1.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,815	117,648
DeVry, Inc.	1,120	57,232
H&R Block, Inc.	5,300	91,584
ITT Educational Services, Inc. (a)	625	65,619
Service Corp. International	5,760	40,781
Weight Watchers International, Inc.	1,050	28,802
		401,666
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	1,700	68,731
Brinker International, Inc.	2,000	29,120
Interval Leisure Group, Inc. (a)	4,300	45,107
MGM Mirage, Inc. (a)	9,600	81,312
Panera Bread Co. Class A (a)	1,000	52,210
Starbucks Corp. (a)	2,400	45,576
Starwood Hotels & Resorts Worldwide, Inc.	2,800	83,384
Wyndham Worldwide Corp.	2,000	30,300
Wynn Resorts Ltd. (a)	1,000	54,130
Yum! Brands, Inc.	1,300	44,525
		534,395
Household Durables - 2.0%
D.R. Horton, Inc.	5,710	76,571
Fortune Brands, Inc.	865	34,436
Garmin Ltd.	2,200	72,314
KB Home	2,200	40,062
Lennar Corp. Class A	2,050	31,058
M.D.C. Holdings, Inc.	1,000	37,460
NVR, Inc. (a)	75	50,644
Pulte Homes, Inc.	3,900	49,842
Tempur-Pedic International, Inc.	4,160	61,568
Whirlpool Corp.	400	25,684
		479,639
Internet & Catalog Retail - 1.2%
Expedia, Inc. (a)	4,720	108,796
Liberty Media Corp. Interactive Series A (a)	12,200	116,876
Priceline.com, Inc. (a)	500	76,990
		302,662

	Shares	Value
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	1,600	$ 45,424
Polaris Industries, Inc.	790	29,791
		75,215
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	600	13,404
CBS Corp. Class B	8,500	87,975
DISH Network Corp. Class A (a)	4,900	79,919
Interpublic Group of Companies, Inc. (a)	12,000	75,480
Liberty Global, Inc. Class A (a)	980	21,452
Liberty Media Corp. Entertainment Series A (a)	1,500	41,835
McGraw-Hill Companies, Inc.	3,300	110,913
Scripps Networks Interactive, Inc. Class A	1,500	48,705
Virgin Media, Inc.	3,500	40,005
		519,688
Multiline Retail - 1.6%
Big Lots, Inc. (a)	2,240	56,941
JCPenney Co., Inc.	2,100	63,084
Kohl's Corp. (a)	1,015	52,364
Macy's, Inc.	7,500	116,400
Nordstrom, Inc.	3,300	92,532
		381,321
Specialty Retail - 3.3%
Aeropostale, Inc. (a)	1,500	58,725
AutoZone, Inc. (a)	660	97,185
Barnes & Noble, Inc.	1,175	24,311
Bed Bath & Beyond, Inc. (a)	490	17,875
Gamestop Corp. Class A (a)	3,000	71,400
Gap, Inc.	3,330	65,435
Office Depot, Inc. (a)	9,000	46,980
Ross Stores, Inc.	2,590	120,798
Sherwin-Williams Co.	1,610	96,922
Signet Jewelers Ltd.	1,700	41,191
TJX Companies, Inc.	5,000	179,750
		820,572
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	4,695	132,822
Deckers Outdoor Corp. (a)	500	34,150
VF Corp.	250	17,390
		184,362
TOTAL CONSUMER DISCRETIONARY		3,966,983
CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	800	35,776
Coca-Cola Enterprises, Inc.	5,335	107,820
Constellation Brands, Inc. Class A (sub. vtg.) (a)	4,380	64,780
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc. (a)	3,500	$ 92,540
Pepsi Bottling Group, Inc.	2,600	92,898
		393,814
Food & Staples Retailing - 0.6%
BJ's Wholesale Club, Inc. (a)	1,800	58,680
Rite Aid Corp. (a)	5,000	7,700
Safeway, Inc.	1,450	27,623
SUPERVALU, Inc.	3,700	53,095
		147,098
Food Products - 2.4%
Bunge Ltd.	1,495	100,180
Darling International, Inc. (a)	8,000	56,080
Dean Foods Co. (a)	4,095	74,283
H.J. Heinz Co.	4,300	165,550
Hershey Co.	2,630	103,175
Hormel Foods Corp.	1,000	36,950
McCormick & Co., Inc. (non-vtg.)	1,500	48,855
		585,073
Household Products - 0.4%
Church & Dwight Co., Inc.	1,200	68,556
Clorox Co.	610	36,045
		104,601
Personal Products - 0.9%
Avon Products, Inc.	4,305	137,200
Estee Lauder Companies, Inc. Class A	238	8,532
Herbalife Ltd.	2,190	66,313
		212,045
Tobacco - 0.9%
Lorillard, Inc.	2,235	162,641
Reynolds American, Inc.	1,450	66,280
		228,921
TOTAL CONSUMER STAPLES		1,671,552
ENERGY - 6.1%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	3,500	124,985
Diamond Offshore Drilling, Inc.	1,175	105,069
Dresser-Rand Group, Inc. (a)	2,625	77,963
ENSCO International, Inc.	2,800	103,320
FMC Technologies, Inc. (a)	1,800	85,860
Noble Corp.	1,800	63,054
Pride International, Inc. (a)	1,046	26,966
Seahawk Drilling, Inc. (a)	69	1,538
Smith International, Inc.	740	20,402
		609,157
Oil, Gas & Consumable Fuels - 3.6%
Alpha Natural Resources, Inc. (a)	2,168	70,048

	Shares	Value
Cimarex Energy Co.	1,500	$ 58,560
CONSOL Energy, Inc.	505	18,892
Delta Petroleum Corp. (a)	5,000	9,000
El Paso Corp.	3,150	29,075
Encore Acquisition Co. (a)	1,500	56,535
McMoRan Exploration Co. (a)	7,700	64,218
Murphy Oil Corp.	2,455	139,935
Noble Energy, Inc.	1,980	119,711
Range Resources Corp.	250	12,093
SandRidge Energy, Inc. (a)	1,030	12,566
Southwestern Energy Co. (a)	1,300	47,918
Spectra Energy Corp.	8,600	161,852
W&T Offshore, Inc.	2,400	23,712
World Fuel Services Corp.	1,507	67,725
		891,840
TOTAL ENERGY		1,500,997
FINANCIALS - 17.6%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,200	36,036
Eaton Vance Corp. (non-vtg.)	2,670	76,282
Federated Investors, Inc. Class B (non-vtg.)	2,000	52,500
Invesco Ltd.	5,300	109,975
Knight Capital Group, Inc. Class A (a)	2,700	54,324
Legg Mason, Inc.	2,000	57,520
Northern Trust Corp.	1,030	60,214
optionsXpress Holdings, Inc.	1,950	32,448
Raymond James Financial, Inc.	2,300	52,325
T. Rowe Price Group, Inc.	3,200	145,024
TD Ameritrade Holding Corp. (a)	4,400	84,656
		761,304
Commercial Banks - 1.8%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	4,450	63,235
BancorpSouth, Inc.	1,692	38,916
Bank of Hawaii Corp.	1,127	44,460
Cullen/Frost Bankers, Inc.	1,000	49,280
KeyCorp	2,000	13,320
M&T Bank Corp.	1,230	75,965
Popular, Inc.	7,500	16,125
Prosperity Bancshares, Inc.	900	31,077
Regions Financial Corp.	3,500	20,510
Southside Bancshares, Inc.	2,420	52,320
SunTrust Banks, Inc.	1,400	32,718
		437,926
Consumer Finance - 0.3%
Discover Financial Services	2,250	30,938
SLM Corp. (a)	4,000	35,600
		66,538
Diversified Financial Services - 0.4%
Moody's Corp.	1,070	29,147
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NYSE Euronext	1,000	$ 28,340
The NASDAQ Stock Market, Inc. (a)	2,400	52,680
		110,167
Insurance - 5.9%
Allied World Assurance Co. Holdings Ltd.	1,667	77,232
American Equity Investment Life Holding Co.	6,500	52,455
American Financial Group, Inc.	2,900	74,385
Amerisafe, Inc. (a)	1,750	29,890
Aon Corp.	800	33,408
Arch Capital Group Ltd. (a)	1,195	77,639
Arthur J. Gallagher & Co.	2,000	47,540
Aspen Insurance Holdings Ltd.	1,800	45,720
Axis Capital Holdings Ltd.	1,800	54,864
CNA Financial Corp.	2,500	61,175
Genworth Financial, Inc. Class A	3,000	31,680
Hartford Financial Services Group, Inc.	4,000	94,880
HCC Insurance Holdings, Inc.	1,000	26,440
Marsh & McLennan Companies, Inc.	1,230	28,954
Old Republic International Corp.	4,400	52,404
PartnerRe Ltd.	1,200	88,692
Principal Financial Group, Inc.	2,990	84,916
Progressive Corp. (a)	6,170	101,928
Reinsurance Group of America, Inc.	1,500	64,575
Torchmark Corp.	1,845	78,615
Transatlantic Holdings, Inc.	1,350	65,961
Unum Group	5,920	133,378
W.R. Berkley Corp.	1,400	35,770
		1,442,501
Real Estate Investment Trusts - 5.5%
Alexandria Real Estate Equities, Inc.	800	44,568
AMB Property Corp. (SBI)	580	13,241
Annaly Capital Management, Inc.	7,680	133,171
Apartment Investment & Management Co. Class A	3,000	36,510
Boston Properties, Inc.	780	47,252
Chimera Investment Corp.	20,700	78,660
Digital Realty Trust, Inc.	750	32,685
Douglas Emmett, Inc.	5,500	66,605
Duke Realty LP	980	11,290
Equity Residential (SBI)	300	8,193
HCP, Inc.	4,000	113,920
Hospitality Properties Trust (SBI)	2,705	49,285
Host Hotels & Resorts, Inc.	2,530	25,224
HRPT Properties Trust (SBI)	11,665	75,589
Kimco Realty Corp.	291	3,652
Liberty Property Trust (SBI)	1,200	39,324
MFA Financial, Inc.	7,200	57,024
Nationwide Health Properties, Inc.	1,940	61,847
NorthStar Realty Finance Corp.	7,666	29,131

	Shares	Value
Plum Creek Timber Co., Inc.	2,000	$ 60,580
Public Storage	450	31,748
Regency Centers Corp.	425	14,259
SL Green Realty Corp.	2,800	98,812
The Macerich Co.	2,874	82,369
UDR, Inc.	3,250	41,568
Vornado Realty Trust	1,880	108,138
		1,364,645
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	6,350	83,312
New York Community Bancorp, Inc.	6,500	69,160
		152,472
TOTAL FINANCIALS		4,335,553
HEALTH CARE - 8.6%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	930	46,695
Cubist Pharmaceuticals, Inc. (a)	2,825	58,421
Martek Biosciences	1,850	45,418
OSI Pharmaceuticals, Inc. (a)	1,200	40,104
		190,638
Health Care Equipment & Supplies - 2.4%
American Medical Systems Holdings, Inc. (a)	4,155	63,322
C.R. Bard, Inc.	1,250	100,725
Hologic, Inc. (a)	3,800	62,510
Hospira, Inc. (a)	2,800	109,452
Intuitive Surgical, Inc. (a)	150	33,407
Kinetic Concepts, Inc. (a)	2,640	84,348
St. Jude Medical, Inc. (a)	1,115	42,972
Varian Medical Systems, Inc. (a)	2,350	101,215
		597,951
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	5,570	118,697
Brookdale Senior Living, Inc.	2,810	44,651
Coventry Health Care, Inc. (a)	3,000	65,490
Express Scripts, Inc. (a)	700	50,554
Genoptix, Inc. (a)	1,100	31,559
Laboratory Corp. of America Holdings (a)	1,590	110,966
Lincare Holdings, Inc. (a)	2,750	72,573
Owens & Minor, Inc.	950	42,038
Quest Diagnostics, Inc.	2,200	118,712
		655,240
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	2,300	81,121
Life Technologies Corp. (a)	2,700	120,231
Mettler-Toledo International, Inc. (a)	655	57,247
Millipore Corp. (a)	1,225	81,132
Waters Corp. (a)	1,000	50,280
		390,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Allergan, Inc.	1,080	$ 60,394
Endo Pharmaceuticals Holdings, Inc. (a)	4,270	96,374
Forest Laboratories, Inc. (a)	1,800	52,686
Warner Chilcott PLC (a)	3,650	74,351
		283,805
TOTAL HEALTH CARE		2,117,645
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc. (a)	750	57,960
ITT Corp.	2,730	136,718
L-3 Communications Holdings, Inc.	1,580	117,552
Precision Castparts Corp.	500	45,640
Rockwell Collins, Inc.	360	16,574
TransDigm Group, Inc. (a)	750	33,390
		407,834
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,250	126,585
Expeditors International of Washington, Inc.	2,820	92,101
		218,686
Airlines - 0.2%
AMR Corp. (a)	1,000	5,460
Republic Airways Holdings, Inc. (a)	4,000	36,840
		42,300
Building Products - 0.5%
Masco Corp.	8,000	115,840
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	2,135	65,972
Covanta Holding Corp. (a)	3,324	59,500
Deluxe Corp.	1,850	30,914
Herman Miller, Inc.	1,800	29,196
Pitney Bowes, Inc.	2,750	61,463
R.R. Donnelley & Sons Co.	3,780	67,435
Republic Services, Inc.	800	20,488
Stericycle, Inc. (a)	1,375	68,090
		403,058
Construction & Engineering - 1.5%
EMCOR Group, Inc. (a)	2,370	54,913
Fluor Corp.	2,485	131,457
Foster Wheeler AG (a)	2,030	58,769
Jacobs Engineering Group, Inc. (a)	1,200	52,776
KBR, Inc.	579	13,114
URS Corp. (a)	1,400	60,522
		371,551
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	1,490	48,053

	Shares	Value
Hubbell, Inc. Class B	770	$ 29,622
Roper Industries, Inc.	870	41,221
Thomas & Betts Corp. (a)	990	27,413
		146,309
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	1,000	32,990
McDermott International, Inc. (a)	3,000	71,280
		104,270
Machinery - 3.1%
Cummins, Inc.	390	17,675
Dover Corp.	1,660	57,419
Eaton Corp.	2,120	114,374
Flowserve Corp.	1,050	90,563
Gardner Denver, Inc. (a)	2,250	73,058
Joy Global, Inc.	1,500	58,275
Lindsay Corp.	1,000	41,510
Manitowoc Co., Inc.	3,700	24,568
Nordson Corp.	500	26,790
Oshkosh Co.	3,500	117,600
Pall Corp.	2,900	86,217
SPX Corp.	1,000	55,680
		763,729
Professional Services - 0.5%
FTI Consulting, Inc. (a)	400	17,416
IHS, Inc. Class A (a)	1,000	48,400
Manpower, Inc.	1,250	64,625
		130,441
Road & Rail - 0.2%
CSX Corp.	1,070	45,475
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	2,700	45,414
W.W. Grainger, Inc.	885	77,411
		122,825
TOTAL INDUSTRIALS		2,872,318
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.2%
3Com Corp. (a)	6,000	26,100
Harris Corp.	2,715	94,292
Harris Stratex Networks, Inc. Class A (a)	546	3,309
Juniper Networks, Inc. (a)	3,000	69,210
Starent Networks Corp. (a)	1,300	26,312
Tellabs, Inc. (a)	13,870	87,936
		307,159
Computers & Peripherals - 1.8%
Lexmark International, Inc. Class A (a)	2,300	43,332
NetApp, Inc. (a)	4,695	106,811
Sun Microsystems, Inc. (a)	5,000	46,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Teradata Corp. (a)	3,520	$ 94,794
Western Digital Corp. (a)	4,265	146,204
		437,541
Electronic Equipment & Components - 0.9%
Agilent Technologies, Inc.	1,945	49,948
Avnet, Inc. (a)	2,500	66,625
Molex, Inc.	3,150	57,362
Tech Data Corp. (a)	1,170	44,577
		218,512
IT Services - 3.0%
Affiliated Computer Services, Inc. Class A (a)	1,300	58,240
Alliance Data Systems Corp. (a)	1,500	83,340
Cognizant Technology Solutions Corp. Class A (a)	500	17,440
Computer Sciences Corp. (a)	2,095	102,341
Fidelity National Information Services, Inc.	3,325	81,662
Fiserv, Inc. (a)	2,165	104,461
Hewitt Associates, Inc. Class A (a)	1,700	61,234
MasterCard, Inc. Class A	190	38,500
Metavante Technologies, Inc. (a)	1,000	31,510
Paychex, Inc.	900	25,461
SAIC, Inc. (a)	3,520	65,085
Syntel, Inc.	1,900	76,133
		745,407
Office Electronics - 0.4%
Xerox Corp.	10,190	88,144
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	5,300	101,813
Analog Devices, Inc.	4,250	120,063
Broadcom Corp. Class A (a)	2,010	57,185
Cree, Inc. (a)	2,000	73,680
Integrated Device Technology, Inc. (a)	3,615	24,690
Intersil Corp. Class A	3,300	48,840
Linear Technology Corp.	1,995	53,007
Marvell Technology Group Ltd. (a)	8,750	133,438
Microchip Technology, Inc.	3,000	79,650
Micron Technology, Inc. (a)	9,500	70,015
National Semiconductor Corp.	2,810	42,628
Sigma Designs, Inc. (a)	2,700	38,151
Skyworks Solutions, Inc. (a)	6,300	73,395
Xilinx, Inc.	5,090	113,202
		1,029,757
Software - 3.1%
Activision Blizzard, Inc. (a)	2,000	23,220
Autodesk, Inc. (a)	1,849	43,322
BMC Software, Inc. (a)	2,300	81,995
CA, Inc.	5,945	132,514
Cadence Design Systems, Inc. (a)	3,640	22,823

	Shares	Value
Compuware Corp. (a)	8,000	$ 57,680
Intuit, Inc. (a)	1,810	50,264
Jack Henry & Associates, Inc.	2,210	51,515
Red Hat, Inc. (a)	3,400	78,064
Salesforce.com, Inc. (a)	1,625	84,289
Sybase, Inc. (a)	1,000	34,850
Synopsys, Inc. (a)	2,800	59,444
TIBCO Software, Inc. (a)	5,100	45,237
		765,217
TOTAL INFORMATION TECHNOLOGY		3,591,737
MATERIALS - 5.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	450	33,764
Cabot Corp.	1,700	33,643
Celanese Corp. Class A	1,150	29,291
Ecolab, Inc.	700	29,603
FMC Corp.	1,125	53,663
OM Group, Inc. (a)	1,855	50,475
Sigma Aldrich Corp.	2,240	113,792
Terra Industries, Inc.	2,200	68,442
The Scotts Miracle-Gro Co. Class A	2,060	83,821
		496,494
Containers & Packaging - 2.2%
Ball Corp.	2,025	98,132
Bemis Co., Inc.	2,030	53,978
Crown Holdings, Inc. (a)	2,775	68,903
Owens-Illinois, Inc. (a)	3,160	107,250
Pactiv Corp. (a)	3,310	82,254
Rock-Tenn Co. Class A	1,645	84,372
Sealed Air Corp.	600	11,346
Sonoco Products Co.	1,426	36,990
		543,225
Metals & Mining - 0.9%
Reliance Steel & Aluminum Co.	1,200	44,328
United States Steel Corp.	2,560	112,077
Walter Energy, Inc.	1,150	59,697
		216,102
Paper & Forest Products - 0.7%
International Paper Co.	6,400	146,880
Weyerhaeuser Co.	425	15,891
		162,771
TOTAL MATERIALS		1,418,592
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
CenturyTel, Inc.	4,740	152,770
Cincinnati Bell, Inc. (a)	14,630	48,718
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	17,270	$ 61,999
Windstream Corp.	9,600	82,272
		345,759
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	1,500	47,475
NII Holdings, Inc. (a)	2,400	56,904
U.S. Cellular Corp. (a)	700	25,557
		129,936
TOTAL TELECOMMUNICATION SERVICES		475,695
UTILITIES - 6.8%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,640	51,545
DPL, Inc.	2,410	59,696
Edison International	4,100	136,960
IDACORP, Inc.	1,600	45,568
NV Energy, Inc.	3,400	41,004
Pepco Holdings, Inc.	1,720	24,648
PPL Corp.	1,870	54,978
Progress Energy, Inc.	870	34,391
		448,790
Gas Utilities - 0.7%
Energen Corp.	1,595	66,974
National Fuel Gas Co. New Jersey	1,100	49,159
UGI Corp.	1,700	43,367
		159,500
Independent Power Producers & Energy Traders - 1.8%
AES Corp.	10,200	139,434
Constellation Energy Group, Inc.	3,455	109,351
Mirant Corp. (a)	5,120	86,272
NRG Energy, Inc. (a)	4,000	107,400
		442,457
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	6,350	78,740
CMS Energy Corp.	4,250	56,993
Consolidated Edison, Inc.	2,470	99,269
DTE Energy Co.	2,400	83,472
PG&E Corp.	1,000	40,590
Sempra Energy	3,025	151,764

	Shares	Value
TECO Energy, Inc.	3,200	$ 42,624
Xcel Energy, Inc.	2,750	54,313
		607,765
TOTAL UTILITIES		1,658,512
TOTAL COMMON STOCKS (Cost $22,316,559)		23,609,584
U.S. Treasury Obligations - 0.8%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.52% 11/19/09 to 6/3/10 (c) (Cost $199,507)	$ 200,000	199,685
Money Market Funds - 6.1%
	Shares
Dreyfus Cash Management Institutional Shares, 0.23% (b) (Cost $1,494,047)	1,494,047	1,494,047
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $24,010,113)		25,303,316
NET OTHER ASSETS - (2.9)%		(703,007)
NET ASSETS - 100%		$ 24,600,309
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2009	$ 981,000	$ 765

The face value of futures purchased as a percentage of net assets - 4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,685.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,966,983	$ 3,966,983	$ -	$ -
Consumer Staples	1,671,552	1,671,552	-	-
Energy	1,500,997	1,500,997	-	-
Financials	4,335,553	4,335,553	-	-
Health Care	2,117,645	2,117,645	-	-
Industrials	2,872,318	2,872,318	-	-
Information Technology	3,591,737	3,591,737	-	-
Materials	1,418,592	1,418,592	-	-
Telecommunication Services	475,695	475,695	-	-
Utilities	1,658,512	1,658,512	-	-
Money Market Funds	1,494,047	1,494,047	-	-
U.S. Government and Government Agency Obligations	199,685	-	199,685	-
Total Investments in Securities:	$ 25,303,316	$ 25,103,631	$ 199,685	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 765	$ 765	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 765	$ -
Total Value of Derivatives	$ 765	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $419,790 all of which will expire on February 28, 2017.

The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,426,116 of losses recognized during the period November 1, 2008 to February 28, 2009, to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,010,113)		$ 25,303,316
Receivable for investments sold		344,869
Receivable for fund shares sold		52,769
Dividends receivable		35,519
Interest receivable		301
Total assets		25,736,774

Liabilities
Payable for investments purchased	$ 1,045,781
Payable for fund shares redeemed	67,449
Accrued management fee	8,868
Payable for daily variation on futures contracts	11,412
Other affiliated payables	2,955
Total liabilities		1,136,465

Net Assets		$ 24,600,309
Net Assets consist of:
Paid in capital		$ 24,969,714
Undistributed net investment income		120,862
Accumulated undistributed net realized gain (loss) on investments		(1,784,235)
Net unrealized appreciation (depreciation) on investments		1,293,968
Net Assets, for 3,277,179 shares outstanding		$ 24,600,309
Net Asset Value, offering price and redemption price per share ($24,600,309 ÷ 3,277,179 shares)		$ 7.51

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 178,509
Interest		2,013
Total income		180,522

Expenses
Management fee	$ 43,370
Transfer agent fees	14,630
Independent trustees' compensation	519
Total expenses		58,519
Net investment income (loss)		122,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,356)
Futures contracts	181,366
Total net realized gain (loss)		135,010
Change in net unrealized appreciation (depreciation) on: Investment securities	6,909,907
Futures contracts	10,379
Total change in net unrealized appreciation (depreciation)		6,920,286
Net gain (loss)		7,055,296
Net increase (decrease) in net assets resulting from operations		$ 7,177,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,003	$ 148,308
Net realized gain (loss)	135,010	(1,905,794)
Change in net unrealized appreciation (depreciation)	6,920,286	(5,191,986)
Net increase (decrease) in net assets resulting from operations	7,177,299	(6,949,472)
Distributions to shareholders from net investment income	(31,487)	(131,855)
Share transactions Proceeds from sales of shares	10,805,361	22,132,191
Reinvestment of distributions	29,860	124,856
Cost of shares redeemed	(7,617,567)	(6,916,010)
Net increase (decrease) in net assets resulting from share transactions	3,217,654	15,341,037
Redemption fees	1,451	8,450
Total increase (decrease) in net assets	10,364,917	8,268,160

Net Assets
Beginning of period	14,235,392	5,967,232
End of period (including undistributed net investment income of $120,862 and undistributed net investment income of $30,346, respectively)	$ 24,600,309	$ 14,235,392
Other Information Shares
Sold	1,714,559	3,149,005
Issued in reinvestment of distributions	4,847	20,672
Redeemed	(1,220,116)	(1,042,897)
Net increase (decrease)	499,290	2,126,780

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 E,G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.12	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.10	.02
Net realized and unrealized gain (loss)	2.36	(4.07)	(.86)
Total from investment operations	2.40	(3.97)	(.84)
Distributions from net investment income	(.01)	(.08)	-
Redemption fees added to paid in capital D	- H	.01	- H
Net asset value, end of period	$ 7.51	$ 5.12	$ 9.16
Total Return B,C	46.92%	(43.40)%	(8.40)%
Ratios to Average Net Assets F
Expenses before reductions	.60% A	.60%	.60% A
Expenses net of fee waivers, if any	.60% A	.60%	.60% A
Expenses net of all reductions	.60% A	.60%	.60% A
Net investment income (loss)	1.25% A	1.39%	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,600	$ 14,235	$ 5,967
Portfolio turnover rate	110% A	140%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Atheros Communications, Inc.	0.9	0.3
Bally Technologies, Inc.	0.7	0.4
Skyworks Solutions, Inc.	0.7	0.5
Rock-Tenn Co. Class A	0.7	0.6
Valassis Communications, Inc.	0.7	0.0
HealthSouth Corp.	0.7	0.4
WMS Industries, Inc.	0.6	0.0
Knight Capital Group, Inc. Class A	0.6	0.7
Oriental Financial Group, Inc.	0.6	0.1
3Com Corp.	0.6	0.5
	6.8
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.3	17.2
Financials	18.9	19.2
Consumer Discretionary	15.0	11.6
Industrials	14.4	14.2
Health Care	13.0	15.2
Materials	4.4	3.9
Energy	3.5	3.9
Consumer Staples	3.2	4.5
Utilities	2.6	3.8
Telecommunication Services	2.0	2.3

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	2,445	$ 34,915
Spartan Motors, Inc.	10,500	57,015
Superior Industries International, Inc.	2,660	37,825
		129,755
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)	4,800	166,320
Corinthian Colleges, Inc. (a)	7,000	134,190
DeVry, Inc.	4,000	204,400
Jackson Hewitt Tax Service, Inc.	9,990	55,844
Stewart Enterprises, Inc. Class A	27,955	148,441
Strayer Education, Inc.	406	85,707
		794,902
Hotels, Restaurants & Leisure - 3.1%
Bally Technologies, Inc. (a)	13,500	545,805
Bob Evans Farms, Inc.	10,000	268,700
Buffalo Wild Wings, Inc. (a)(d)	2,898	119,485
Denny's Corp. (a)	85,070	216,929
Domino's Pizza, Inc. (a)	16,000	129,440
Isle of Capri Casinos, Inc. (a)	14,296	146,248
Jack in the Box, Inc. (a)	2,625	53,524
Papa John's International, Inc. (a)	11,500	268,295
Pinnacle Entertainment, Inc. (a)	5,346	50,145
WMS Industries, Inc. (a)	10,326	437,100
		2,235,671
Household Durables - 1.2%
Meritage Homes Corp. (a)	3,223	72,227
Ryland Group, Inc.	7,648	175,292
Sealy Corp., Inc. (a)	83,195	217,971
Tupperware Brands Corp.	5,200	192,348
Universal Electronics, Inc. (a)	9,830	185,001
		842,839
Internet & Catalog Retail - 0.5%
HSN, Inc. (a)	7,143	74,287
Netflix, Inc. (a)(d)	3,182	138,926
NutriSystem, Inc.	9,220	131,201
		344,414
Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	7,930	299,040
Smith & Wesson Holding Corp. (a)	15,500	83,390
		382,430
Media - 1.3%
Cinemark Holdings, Inc.	13,000	130,520
Marvel Entertainment, Inc. (a)	6,215	300,620
Valassis Communications, Inc. (a)	30,971	486,245
		917,385
Specialty Retail - 4.7%
Aeropostale, Inc. (a)	7,724	302,395
Asbury Automotive Group, Inc.	18,700	233,750

	Shares	Value
Dress Barn, Inc. (a)(d)	15,020	$ 243,775
Finish Line, Inc. Class A	27,303	225,250
Genesco, Inc. (a)	13,210	289,299
Gymboree Corp. (a)	8,635	386,762
Hot Topic, Inc. (a)	15,000	104,400
J. Crew Group, Inc. (a)	4,200	143,178
Jo-Ann Stores, Inc. (a)(d)	13,165	359,668
Lithia Motors, Inc. Class A (sub. vtg.)	6,562	84,059
Midas, Inc. (a)	8,790	79,462
Rent-A-Center, Inc. (a)	9,615	189,704
Sonic Automotive, Inc. Class A (sub. vtg.)	20,488	262,656
Stein Mart, Inc. (a)	15,000	185,400
The Men's Wearhouse, Inc.	4,500	117,000
Tractor Supply Co. (a)	4,012	188,805
		3,395,563
Textiles, Apparel & Luxury Goods - 2.4%
Carter's, Inc. (a)	4,800	120,768
Deckers Outdoor Corp. (a)	5,000	341,500
Fossil, Inc. (a)	11,851	300,778
Jones Apparel Group, Inc.	17,295	269,629
Maidenform Brands, Inc. (a)	20,900	337,326
Oxford Industries, Inc.	8,500	119,000
Warnaco Group, Inc. (a)	3,800	144,590
Wolverine World Wide, Inc.	4,300	107,113
		1,740,704
TOTAL CONSUMER DISCRETIONARY		10,783,663
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.1%
Andersons, Inc.	5,500	180,950
Casey's General Stores, Inc.	13,000	360,750
Nash-Finch Co.	5,525	149,949
United Natural Foods, Inc. (a)	3,817	103,135
		794,784
Food Products - 1.5%
Calavo Growers, Inc.	7,000	123,200
Darling International, Inc. (a)	38,500	269,885
Diamond Foods, Inc.	4,970	138,912
Lancaster Colony Corp.	3,000	150,780
TreeHouse Foods, Inc. (a)	10,190	377,540
		1,060,317
Personal Products - 0.6%
Bare Escentuals, Inc. (a)	7,185	66,677
Chattem, Inc. (a)	4,202	257,330
Prestige Brands Holdings, Inc. (a)	20,528	152,112
		476,119
TOTAL CONSUMER STAPLES		2,331,220
Common Stocks - continued
	Shares	Value
ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Carbo Ceramics, Inc. (d)	3,294	$ 141,807
Gulfmark Offshore, Inc. (a)	5,500	164,010
Newpark Resources, Inc. (a)	18,000	48,060
T-3 Energy Services, Inc. (a)	1,510	26,546
Willbros Group, Inc. (a)	11,000	136,950
		517,373
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (a)	8,970	292,332
Endeavor International Corp. (a)	83,930	93,162
Gulfport Energy Corp. (a)	27,841	208,808
Knightsbridge Tankers Ltd.	4,300	55,728
McMoRan Exploration Co. (a)	19,000	158,460
Nordic American Tanker Shipping Ltd. (d)	5,000	148,850
Petroquest Energy, Inc. (a)	27,299	113,564
Rosetta Resources, Inc. (a)	19,130	225,925
Stone Energy Corp. (a)	10,000	127,600
Swift Energy Co. (a)	2,500	50,925
Vaalco Energy, Inc.	19,000	89,680
Venoco, Inc. (a)	14,000	112,700
Western Refining, Inc. (a)	10,000	60,700
World Fuel Services Corp.	5,500	247,170
		1,985,604
TOTAL ENERGY		2,502,977
FINANCIALS - 18.9%
Capital Markets - 2.9%
Allied Capital Corp.	56,000	168,000
BGC Partners, Inc. Class A	17,158	77,554
BlackRock Kelso Capital Corp.	18,060	143,577
Broadpoint Gleacher Securities Group, Inc. (a)	15,000	113,250
Calamos Asset Management, Inc. Class A	8,525	96,162
Hercules Technology Growth Capital, Inc.	25,449	235,912
Knight Capital Group, Inc. Class A (a)	21,500	432,580
MCG Capital Corp. (a)	60,000	181,800
optionsXpress Holdings, Inc.	9,645	160,493
PennantPark Investment Corp.	22,120	184,702
Penson Worldwide, Inc. (a)(d)	19,100	193,674
Piper Jaffray Companies (a)	1,730	87,676
		2,075,380
Commercial Banks - 5.1%
Community Bank System, Inc.	13,800	246,054
First Bancorp, Puerto Rico (d)	27,400	87,406
First Financial Bankshares, Inc. (d)	5,700	284,088
Glacier Bancorp, Inc. (d)	9,150	136,427
Hancock Holding Co.	2,000	76,620
Home Bancshares, Inc.	10,655	215,764

	Shares	Value
Lakeland Financial Corp.	5,755	$ 114,467
MainSource Financial Group, Inc.	6,200	39,928
NBT Bancorp, Inc.	2,800	63,280
Oriental Financial Group, Inc.	29,891	404,724
Prosperity Bancshares, Inc.	11,300	390,189
Renasant Corp.	8,100	123,282
S&T Bancorp, Inc.	9,200	127,420
Smithtown Bancorp, Inc.	6,000	81,240
Suffolk Bancorp	7,380	213,651
SVB Financial Group (a)	4,830	191,993
Tompkins Financial Corp.	3,000	131,100
UMB Financial Corp.	2,700	108,081
WesBanco, Inc.	10,485	153,920
Westamerica Bancorp.	2,500	128,575
Wilshire Bancorp, Inc.	21,000	173,880
Wintrust Financial Corp.	6,152	170,226
		3,662,315
Consumer Finance - 0.5%
Dollar Financial Corp. (a)	14,500	252,735
EZCORP, Inc. (non-vtg.) Class A (a)	5,283	70,634
Nelnet, Inc. Class A (a)	4,497	66,376
		389,745
Diversified Financial Services - 0.4%
Encore Capital Group, Inc. (a)	14,115	210,314
PHH Corp. (a)	5,000	106,300
		316,614
Insurance - 3.6%
American Equity Investment Life Holding Co.	24,000	193,680
Amerisafe, Inc. (a)	16,700	285,236
Aspen Insurance Holdings Ltd.	14,550	369,570
Assured Guaranty Ltd.	15,990	318,201
Conseco, Inc. (a)	69,695	298,992
FBL Financial Group, Inc. Class A	2,780	47,260
Hallmark Financial Services, Inc. (a)	15,000	109,500
IPC Holdings Ltd.	4,900	158,858
Maiden Holdings Ltd.	31,000	236,840
Navigators Group, Inc. (a)	4,800	249,120
Platinum Underwriters Holdings Ltd.	4,498	163,053
SeaBright Insurance Holdings, Inc. (a)	18,580	185,986
		2,616,296
Real Estate Investment Trusts - 5.6%
American Capital Agency Corp.	2,532	63,021
BioMed Realty Trust, Inc.	17,000	229,160
Capstead Mortgage Corp.	26,250	358,313
Cedar Shopping Centers, Inc.	33,000	212,190
Chimera Investment Corp.	32,000	121,600
Colonial Properties Trust (SBI)	18,544	167,452
Developers Diversified Realty Corp. (d)	29,000	227,360
Extra Space Storage, Inc.	16,000	158,400
Hatteras Financial Corp.	3,000	89,670
Highwoods Properties, Inc. (SBI)	1,625	47,726
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Home Properties, Inc.	2,800	$ 106,316
LaSalle Hotel Properties (SBI)	12,500	206,875
MFA Financial, Inc.	28,000	221,760
Mid-America Apartment Communities, Inc.	2,470	108,137
Mission West Properties, Inc.	12,270	84,663
National Health Investors, Inc.	7,475	247,423
National Retail Properties, Inc.	13,485	276,712
Nationwide Health Properties, Inc.	3,945	125,767
NorthStar Realty Finance Corp. (d)	27,000	102,600
Omega Healthcare Investors, Inc.	19,000	321,290
Parkway Properties, Inc.	3,500	63,350
PS Business Parks, Inc.	3,925	207,750
Redwood Trust, Inc.	6,679	107,064
Sunstone Hotel Investors, Inc.	26,000	162,760
		4,017,359
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	5,746	82,340
Thrifts & Mortgage Finance - 0.7%
ESSA Bancorp, Inc.	4,400	55,704
Flushing Financial Corp.	3,130	41,160
Northwest Bancorp, Inc.	5,500	112,750
Ocwen Financial Corp. (a)	17,240	178,434
United Financial Bancorp, Inc.	7,000	86,030
		474,078
TOTAL FINANCIALS		13,634,127
HEALTH CARE - 13.0%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)(d)	11,600	258,912
ARIAD Pharmaceuticals, Inc. (a)	75,000	164,250
Celldex Therapeutics, Inc. (a)(d)	14,000	80,360
Cubist Pharmaceuticals, Inc. (a)	10,200	210,936
Enzon Pharmaceuticals, Inc. (a)(d)	16,215	116,262
Human Genome Sciences, Inc. (a)	11,500	227,470
Idera Pharmaceuticals, Inc. (a)	15,500	117,645
Isis Pharmaceuticals, Inc. (a)	8,000	129,120
Martek Biosciences	7,324	179,804
Medivation, Inc. (a)	7,039	178,227
Momenta Pharmaceuticals, Inc. (a)	2,800	27,720
ONYX Pharmaceuticals, Inc. (a)	300	9,621
PDL BioPharma, Inc.	18,000	162,900
Regeneron Pharmaceuticals, Inc. (a)	5,612	127,561
Savient Pharmaceuticals, Inc. (a)(d)	5,323	73,936
		2,064,724
Health Care Equipment & Supplies - 4.1%
American Medical Systems Holdings, Inc. (a)	14,100	214,884
Cantel Medical Corp. (a)	14,000	188,160

	Shares	Value
ev3, Inc. (a)	20,000	$ 254,800
Haemonetics Corp. (a)	2,293	120,704
Invacare Corp.	12,640	273,782
Kensey Nash Corp. (a)	5,500	143,605
Masimo Corp. (a)	12,000	301,440
Meridian Bioscience, Inc.	10,470	252,327
Merit Medical Systems, Inc. (a)	14,000	252,700
NuVasive, Inc. (a)	3,249	130,187
Quidel Corp. (a)	14,155	218,553
RTI Biologics, Inc. (a)	27,082	123,223
Steris Corp.	13,440	390,029
Thoratec Corp. (a)	5,129	134,585
		2,998,979
Health Care Providers & Services - 4.4%
AMN Healthcare Services, Inc. (a)	13,150	129,791
AmSurg Corp. (a)	10,320	209,496
Centene Corp. (a)	14,100	244,071
Continucare Corp. (a)	28,000	79,520
Cross Country Healthcare, Inc. (a)	7,500	69,075
Genoptix, Inc. (a)(d)	7,750	222,348
Hanger Orthopedic Group, Inc. (a)	10,380	145,424
HealthSouth Corp. (a)(d)	29,568	461,556
Magellan Health Services, Inc. (a)	3,000	96,270
Molina Healthcare, Inc. (a)(d)	7,000	141,750
NightHawk Radiology Holdings, Inc. (a)	35,000	218,050
Owens & Minor, Inc.	8,500	376,125
PharMerica Corp. (a)	15,005	300,850
Providence Service Corp. (a)	12,541	142,466
RehabCare Group, Inc. (a)	14,000	293,860
Skilled Healthcare Group, Inc. (a)	5,000	37,800
		3,168,452
Health Care Technology - 0.2%
Phase Forward, Inc. (a)	9,000	115,740
Life Sciences Tools & Services - 0.2%
Biodelivery Sciences International, Inc. (a)	15,853	76,411
Dionex Corp. (a)	1,485	89,308
		165,719
Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals, Inc. (a)	3,500	100,765
DepoMed, Inc. (a)	54,000	168,480
Medicis Pharmaceutical Corp. Class A	12,000	221,640
Questcor Pharmaceuticals, Inc. (a)	18,000	104,580
Valeant Pharmaceuticals International (a)	11,000	284,790
		880,255
TOTAL HEALTH CARE		9,393,869
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.3%
Ceradyne, Inc. (a)	1,043	19,525
Cubic Corp.	8,690	308,669
Curtiss-Wright Corp.	872	28,401
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ducommun, Inc.	9,500	$ 171,570
DynCorp International, Inc. Class A (a)	9,400	161,492
GenCorp, Inc. (non-vtg.) (a)	60,000	264,600
Stanley, Inc. (a)	3,835	98,368
Teledyne Technologies, Inc. (a)	7,000	236,320
TransDigm Group, Inc. (a)	7,800	347,256
		1,636,201
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	11,000	241,230
Airlines - 0.3%
SkyWest, Inc.	13,941	215,388
Building Products - 0.6%
AAON, Inc.	9,800	204,624
Gibraltar Industries, Inc.	15,000	180,600
Universal Forest Products, Inc.	1,600	66,080
		451,304
Commercial Services & Supplies - 2.4%
American Reprographics Co. (a)	10,500	95,970
ATC Technology Corp. (a)	7,940	166,105
Cenveo, Inc. (a)(d)	37,950	193,925
Comfort Systems USA, Inc.	24,540	291,290
Deluxe Corp.	15,300	255,663
ICT Group, Inc. (a)	8,000	88,000
Knoll, Inc.	21,180	203,963
Schawk, Inc. Class A	14,000	158,620
Tetra Tech, Inc. (a)	5,392	159,280
Waste Services, Inc. (a)	20,000	87,800
		1,700,616
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	18,165	203,811
EMCOR Group, Inc. (a)	12,000	278,040
Great Lakes Dredge & Dock Corp.	15,000	98,100
MasTec, Inc. (a)	12,051	114,002
Michael Baker Corp. (a)	5,205	174,263
Sterling Construction Co., Inc. (a)	2,000	32,200
		900,416
Electrical Equipment - 2.0%
Belden, Inc.	13,200	276,276
Brady Corp. Class A	9,525	282,226
Encore Wire Corp.	7,614	180,300
GrafTech International Ltd. (a)	23,118	328,969
Regal-Beloit Corp.	3,000	136,380
Woodward Governor Co.	12,820	269,092
		1,473,243
Industrial Conglomerates - 0.1%
Tredegar Corp.	7,145	107,032
Machinery - 2.4%
Actuant Corp. Class A	9,470	133,811
Chart Industries, Inc. (a)	11,000	205,260

	Shares	Value
CIRCOR International, Inc.	6,500	$ 167,765
Columbus McKinnon Corp. (NY Shares) (a)	12,500	153,750
Federal Signal Corp.	27,030	193,265
Nordson Corp.	5,930	317,729
Tennant Co.	10,991	281,040
Watts Water Technologies, Inc. Class A	8,735	263,535
		1,716,155
Marine - 0.1%
Horizon Lines, Inc. Class A	16,000	86,720
Professional Services - 1.1%
Administaff, Inc.	2,800	67,592
ICF International, Inc. (a)	4,000	109,400
MPS Group, Inc. (a)	9,000	88,740
Navigant Consulting, Inc. (a)	11,335	142,708
Spherion Corp. (a)	28,000	151,760
Watson Wyatt Worldwide, Inc. Class A	4,870	212,819
		773,019
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	15,604	151,827
Celadon Group, Inc. (a)	14,000	137,060
Werner Enterprises, Inc.	12,500	218,500
		507,387
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	3,700	76,331
Beacon Roofing Supply, Inc. (a)	22,700	381,814
Watsco, Inc.	2,087	110,256
		568,401
TOTAL INDUSTRIALS		10,377,112
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 3.5%
3Com Corp. (a)	91,000	395,850
ADC Telecommunications, Inc. (a)	29,000	246,790
Adtran, Inc.	15,300	347,922
Arris Group, Inc. (a)	10,500	139,230
Avocent Corp. (a)	5,703	93,073
Blue Coat Systems, Inc. (a)	13,304	260,891
Palm, Inc. (a)(d)	6,000	79,980
Polycom, Inc. (a)	14,000	330,260
Powerwave Technologies, Inc. (a)	55,000	68,200
Starent Networks Corp. (a)	10,000	202,400
Tekelec (a)	19,900	309,843
ViaSat, Inc. (a)	1,280	31,014
		2,505,453
Computers & Peripherals - 0.9%
Cray, Inc. (a)	17,054	124,665
Novatel Wireless, Inc. (a)	25,399	245,100
Synaptics, Inc. (a)(d)	9,705	250,195
		619,960
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 2.3%
Anixter International, Inc. (a)	4,675	$ 163,999
Benchmark Electronics, Inc. (a)	16,467	270,059
Brightpoint, Inc. (a)	14,408	105,755
CPI International, Inc. (a)	5,010	46,994
CTS Corp.	9,000	79,740
Insight Enterprises, Inc. (a)	14,000	160,580
L-1 Identity Solutions, Inc. (a)	16,000	114,720
Multi-Fineline Electronix, Inc. (a)	4,250	117,470
OSI Systems, Inc. (a)	9,500	160,265
ScanSource, Inc. (a)	5,900	165,141
SYNNEX Corp. (a)	7,346	217,809
TTM Technologies, Inc. (a)	7,500	75,900
		1,678,432
Internet Software & Services - 2.6%
Art Technology Group, Inc. (a)	35,000	141,400
Digital River, Inc. (a)	9,800	346,136
EarthLink, Inc.	37,000	307,840
InfoSpace, Inc. (a)	10,000	81,000
j2 Global Communications, Inc. (a)	11,500	245,755
Mercadolibre, Inc. (a)	7,300	229,731
NIC, Inc.	4,450	34,132
Open Text Corp. (a)	1,497	52,736
United Online, Inc.	17,500	122,500
ValueClick, Inc. (a)	20,000	205,000
VistaPrint Ltd. (a)	3,500	145,040
		1,911,270
IT Services - 1.9%
Acxiom Corp.	27,000	246,240
CSG Systems International, Inc. (a)	11,820	178,127
Global Cash Access Holdings, Inc. (a)	22,200	160,950
Maximus, Inc.	3,530	147,025
RightNow Technologies, Inc. (a)	14,000	176,120
SAIC, Inc. (a)	10,620	196,364
Wright Express Corp. (a)	8,200	258,464
		1,363,290
Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc. (a)	50,000	277,000
Applied Micro Circuits Corp. (a)	33,000	262,020
Atheros Communications, Inc. (a)	22,000	608,080
Entropic Communications, Inc. (a)	45,000	137,700
MKS Instruments, Inc. (a)	11,560	213,051
PMC-Sierra, Inc. (a)	39,641	359,940
Power Integrations, Inc.	3,000	98,250
RF Micro Devices, Inc. (a)	41,853	196,709
Semtech Corp. (a)	5,200	95,004
Sigma Designs, Inc. (a)(d)	12,000	169,560
Skyworks Solutions, Inc. (a)	45,803	533,605

	Shares	Value
Tessera Technologies, Inc. (a)	9,200	$ 231,196
Veeco Instruments, Inc. (a)	16,500	354,420
		3,536,535
Software - 4.2%
Actuate Corp. (a)	25,000	140,500
Informatica Corp. (a)	7,300	130,889
Interactive Intelligence, Inc. (a)	14,000	241,080
Jack Henry & Associates, Inc.	14,500	337,995
Kenexa Corp. (a)	10,000	122,600
Lawson Software, Inc. (a)	25,000	154,000
MICROS Systems, Inc. (a)	3,750	104,513
MicroStrategy, Inc. Class A (a)	2,710	167,343
Net 1 UEPS Technologies, Inc. (a)	4,592	87,661
Quest Software, Inc. (a)	14,400	237,456
Solera Holdings, Inc.	10,775	283,814
SonicWALL, Inc. (a)	19,000	142,310
SPSS, Inc. (a)	4,440	221,112
SuccessFactors, Inc. (a)	14,067	166,975
Take-Two Interactive Software, Inc.	14,000	147,000
TeleCommunication Systems, Inc. Class A (a)	12,500	94,250
TIBCO Software, Inc. (a)	10,430	92,514
Vasco Data Security International, Inc. (a)	14,500	125,570
		2,997,582
TOTAL INFORMATION TECHNOLOGY		14,612,522
MATERIALS - 4.4%
Chemicals - 1.9%
H.B. Fuller Co.	11,200	221,088
Innophos Holdings, Inc.	11,000	209,990
NewMarket Corp.	3,500	290,920
OM Group, Inc. (a)	7,000	190,470
OMNOVA Solutions, Inc. (a)	38,000	179,360
Spartech Corp.	22,646	261,335
W.R. Grace & Co. (a)	410	6,859
		1,360,022
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	10,210	523,671
Silgan Holdings, Inc.	6,630	322,351
		846,022
Metals & Mining - 0.5%
Compass Minerals International, Inc.	2,200	116,996
Worthington Industries, Inc.	22,000	289,740
		406,736
Paper & Forest Products - 0.8%
Buckeye Technologies, Inc. (a)	32,000	322,560
Glatfelter	25,230	263,149
		585,709
TOTAL MATERIALS		3,198,489
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)	74,000	$ 246,420
Consolidated Communications Holdings, Inc.	15,025	211,853
Iowa Telecommunication Services, Inc.	16,000	182,560
		640,833
Wireless Telecommunication Services - 1.1%
NTELOS Holdings Corp.	13,400	217,214
Syniverse Holdings, Inc. (a)	18,460	329,880
USA Mobility, Inc.	21,400	272,422
		819,516
TOTAL TELECOMMUNICATION SERVICES		1,460,349
UTILITIES - 2.6%
Electric Utilities - 1.0%
Central Vermont Public Service Corp.	3,000	54,900
Cleco Corp.	5,000	122,100
Portland General Electric Co.	14,000	273,280
UIL Holdings Corp.	9,500	246,430
		696,710
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	4,300	132,440
New Jersey Resources Corp.	3,740	137,445
Nicor, Inc.	2,000	72,440
Northwest Natural Gas Co.	2,245	94,515
Piedmont Natural Gas Co., Inc.	6,200	148,924
Southwest Gas Corp.	5,980	145,613
WGL Holdings, Inc.	4,459	147,147
		878,524
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	3,200	81,856
Multi-Utilities - 0.3%
Avista Corp.	12,465	243,306
TOTAL UTILITIES		1,900,396
TOTAL COMMON STOCKS (Cost $67,436,490)		70,194,724
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.42% 12/17/09 to 6/3/10 (e) (Cost $219,607)	$ 220,000	219,761
Money Market Funds - 6.9%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.23% (b)	1,034,230	$ 1,034,230
Fidelity Securities Lending Cash Central Fund, 0.23% (c)(f)	3,924,950	3,924,950
TOTAL MONEY MARKET FUNDS (Cost $4,959,180)		4,959,180
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $72,615,277)		75,373,665
NET OTHER ASSETS - (4.5)%		(3,250,841)
NET ASSETS - 100%		$ 72,122,824
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 NYFE Russell 2000 Mini Index Contracts	Sept. 2009	$ 1,886,610	$ 2,510

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $169,874.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 21,647
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,783,663	$ 10,783,663	$ -	$ -
Consumer Staples	2,331,220	2,331,220	-	-
Energy	2,502,977	2,502,977	-	-
Financials	13,634,127	13,634,127	-	-
Health Care	9,393,869	9,393,869	-	-
Industrials	10,377,112	10,377,112	-	-
Information Technology	14,612,522	14,612,522	-	-
Materials	3,198,489	3,198,489	-	-
Telecommunication Services	1,460,349	1,460,349	-	-
Utilities	1,900,396	1,900,396	-	-
Money Market Funds	4,959,180	4,959,180	-	-
U.S. Government and Government Agency Obligations	219,761	-	219,761	-
Total Investments in Securities:	$ 75,373,665	$ 75,153,904	$ 219,761	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,510	$ 2,510	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 2,510	$ -
Total Value of Derivatives	$ 2,510	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $480,659 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $5,085,961 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,765,758) - See accompanying schedule: Unaffiliated issuers (cost $68,690,327)	$ 71,448,715
Fidelity Central Funds (cost $3,924,950)	3,924,950
Total Investments (cost $72,615,277)		$ 75,373,665
Receivable for investments sold		1,938,900
Receivable for fund shares sold		148,266
Dividends receivable		47,070
Interest receivable		145
Distributions receivable from Fidelity Central Funds		4,261
Other receivables		114
Total assets		77,512,421

Liabilities
Payable for investments purchased	$ 1,296,314
Payable for fund shares redeemed	109,976
Accrued management fee	31,001
Payable for daily variation on futures contracts	18,413
Other affiliated payables	8,943
Collateral on securities loaned, at value	3,924,950
Total liabilities		5,389,597

Net Assets		$ 72,122,824
Net Assets consist of:
Paid in capital		$ 79,037,687
Undistributed net investment income		263,548
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,939,308)
Net unrealized appreciation (depreciation) on investments		2,760,897
Net Assets, for 9,758,893 shares outstanding		$ 72,122,824
Net Asset Value, offering price and redemption price per share ($72,122,824 ÷ 9,758,893 shares)		$ 7.39

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 505,553
Interest		8,005
Income from Fidelity Central Funds		21,647
Total income		535,205

Expenses
Management fee	$ 176,287
Transfer agent fees	51,393
Independent trustees' compensation	1,875
Total expenses before reductions	229,555
Expense reductions	(2)	229,553
Net investment income (loss)		305,652
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,136,253)
Foreign currency transactions	(86)
Futures contracts	424,035
Total net realized gain (loss)		(4,712,304)
Change in net unrealized appreciation (depreciation) on: Investment securities	27,543,629
Futures contracts	425,545
Total change in net unrealized appreciation (depreciation)		27,969,174
Net gain (loss)		23,256,870
Net increase (decrease) in net assets resulting from operations		$ 23,562,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 305,652	$ 420,939
Net realized gain (loss)	(4,712,304)	(5,156,864)
Change in net unrealized appreciation (depreciation)	27,969,174	(24,753,688)
Net increase (decrease) in net assets resulting from operations	23,562,522	(29,489,613)
Distributions to shareholders from net investment income	(59,555)	(415,431)
Share transactions Proceeds from sales of shares	21,409,172	95,724,306
Reinvestment of distributions	57,159	393,536
Cost of shares redeemed	(30,322,324)	(15,170,851)
Net increase (decrease) in net assets resulting from share transactions	(8,855,993)	80,946,991
Redemption fees	32,795	58,221
Total increase (decrease) in net assets	14,679,769	51,100,168

Net Assets
Beginning of period	57,443,055	6,342,887
End of period (including undistributed net investment income of $263,548 and undistributed net investment income of $17,451, respectively)	$ 72,122,824	$ 57,443,055
Other Information Shares
Sold	3,464,458	12,651,787
Issued in reinvestment of distributions	9,160	63,034
Redeemed	(4,758,496)	(2,373,595)
Net increase (decrease)	(1,284,878)	10,341,226

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G,I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.20	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.09	.02
Net realized and unrealized gain (loss)	2.17	(3.87)	(.99)
Total from investment operations	2.20	(3.78)	(.97)
Distributions from net investment income	(.01)	(.06)	-
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 7.39	$ 5.20	$ 9.03
Total Return B,C	42.23%	(41.94)%	(9.70)%
Ratios to Average Net Assets E,H
Expenses before reductions	.67% A	.67%	.67% A
Expenses net of fee waivers, if any	.67% A	.67%	.67% A
Expenses net of all reductions	.67% A	.67%	.67% A
Net investment income (loss)	.89% A	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,123	$ 57,443	$ 6,343
Portfolio turnover rate F	113% A	184%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2009
Japan	21.2%
United Kingdom	19.5%
France	9.4%
Switzerland	7.4%
Germany	7.3%
Australia	7.1%
United States of America	6.4%
Spain	4.5%
Italy	3.4%
Other	13.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2009
Japan	24.3%
United Kingdom	21.0%
France	9.2%
Germany	7.7%
Switzerland	7.4%
Australia	5.8%
Spain	4.2%
Italy	3.1%
United States of America	2.7%
Other	14.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.7	99.9
Short-Term Investments and Net Other Assets	0.3	0.1
Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holding PLC (United Kingdom, Commercial Banks)	1.8	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.8	2.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	1.9
Banco Santander SA (Spain, Commercial Banks)	1.4	0.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.3	1.5
Telefonica SA (Spain, Diversified Telecommunication Services)	1.3	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.3	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.4
BHP Billiton Ltd. (Australia, Metals & Mining)	1.2	0.8
	14.3
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.9	17.5
Industrials	11.4	11.7
Materials	9.3	7.0
Consumer Discretionary	8.9	9.8
Consumer Staples	8.8	11.9
Health Care	8.0	11.3
Energy	8.2	9.0
Telecommunication Services	5.4	7.7
Utilities	5.2	8.1
Information Technology	3.5	3.3

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 7.1%
Amcor Ltd.	19,164	$ 93,498
ASX Ltd.	806	22,558
Australia & New Zealand Banking Group Ltd.	2,039	36,706
BHP Billiton Ltd.	6,990	217,503
Coca-Cola Amatil Ltd.	2,540	21,284
Commonwealth Bank of Australia	4,203	163,477
CSL Ltd.	1,685	45,891
Fosters Group Ltd.	13,957	64,671
Incitec Pivot Ltd.	10,848	27,609
Metcash Ltd.	13,213	47,817
National Australia Bank Ltd.	2,073	49,920
Newcrest Mining Ltd.	2,798	70,999
Orica Ltd.	2,500	47,731
Origin Energy Ltd.	2,975	38,512
QBE Insurance Group Ltd.	2,405	46,528
Rio Tinto Ltd.	1,611	76,432
Telstra Corp. Ltd.	8,656	23,860
Westfield Group unit	6,049	64,753
Westpac Banking Corp.	2,751	56,687
Woolworths Ltd.	3,482	82,497
TOTAL AUSTRALIA		1,298,933
Austria - 0.4%
Erste Bank AG	754	31,955
OMV AG	849	33,449
TOTAL AUSTRIA		65,404
Belgium - 1.0%
Anheuser-Busch InBev SA NV	858	37,045
Colruyt NV	145	33,262
Delhaize Group SA	445	29,845
Fortis rights 12/31/49 (a)	772	0
Mobistar SA	403	25,942
Solvay SA	462	48,651
TOTAL BELGIUM		174,745
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	11,000	40,023
Denmark - 0.7%
Coloplast AS Series B	300	23,200
Novo Nordisk AS Series B	1,225	74,677
Novozymes AS Series B	280	24,026
Sydbank AS (a)	550	15,414
TOTAL DENMARK		137,317
Finland - 1.2%
KCI Konecranes Oyj	1,613	45,604
Kone Oyj (B Shares)	1,420	49,369
Nokia Corp.	5,892	82,717

	Shares	Value
Outokumpu Oyj (A Shares)	712	$ 15,047
Wartsila Corp.	563	21,285
TOTAL FINLAND		214,022
France - 9.4%
Aeroports de Paris	349	30,012
Alstom SA	873	61,336
AXA SA	2,102	48,014
BNP Paribas SA	1,585	127,642
Bouygues SA	702	34,839
Carrefour SA	244	11,490
Casino Guichard Perrachon et Compagnie	332	25,132
CNP Assurances	305	30,461
Credit Agricole SA	2,056	38,084
Danone	370	20,121
Eutelsat Communications	1,412	37,755
France Telecom SA	3,806	97,998
GDF Suez	2,623	110,524
Gecina SA	405	40,169
Hermes International SA	399	59,121
Klepierre SA	773	29,053
L'Air Liquide SA	743	79,307
PagesJaunes Groupe SA	2,773	30,954
Safran SA	1,803	33,126
Sanofi-Aventis	2,748	187,118
Schneider Electric SA	243	22,401
Societe Generale Series A	888	71,562
Technip SA	745	46,073
Total SA Series B	4,039	231,773
Unibail-Rodamco	414	81,880
VINCI SA	1,400	75,119
Vivendi	1,574	44,840
Zodiac Aerospace	560	21,244
TOTAL FRANCE		1,727,148
Germany - 7.3%
Allianz AG (Reg.)	762	88,039
BASF AG	1,857	96,884
Bayer AG	1,938	119,004
Bilfinger Berger AG	359	22,173
Commerzbank AG (a)	2,315	21,374
Daimler AG (Reg.)	2,028	91,614
Deutsche Bank AG	764	51,648
Deutsche Boerse AG	677	51,685
Deutsche Postbank AG (a)	867	30,777
Deutsche Telekom AG (Reg.)	5,892	78,506
E.ON AG	2,232	94,433
K&S AG	975	49,428
Linde AG	638	64,121
Munich Re Group (Reg.)	426	63,537
RWE AG	1,160	107,436
SAP AG	606	29,558
Siemens AG (Reg.)	2,019	175,386
Common Stocks - continued
	Shares	Value
Germany - continued
Thyssenkrupp AG	460	$ 15,630
TUI AG (a)	1,812	15,756
Volkswagen AG	97	18,781
Wacker Chemie AG	525	63,234
TOTAL GERMANY		1,349,004
Greece - 0.5%
Greek Organization of Football Prognostics SA	839	20,449
National Bank of Greece SA (a)	1,096	34,334
Piraeus Bank SA	1,685	26,477
Public Power Corp. of Greece (a)	710	16,694
TOTAL GREECE		97,954
Hong Kong - 1.8%
Bank of East Asia Ltd.	9,680	31,224
BOC Hong Kong Holdings Ltd.	17,000	34,086
CLP Holdings Ltd.	10,000	66,964
Esprit Holdings Ltd.	4,800	29,201
Hang Seng Bank Ltd.	1,000	14,206
Henderson Land Development Co. Ltd.	4,000	23,508
Hong Kong Electric Holdings Ltd.	3,500	19,554
Hong Kong Exchange & Clearing Ltd.	1,600	27,869
Hutchison Whampoa Ltd.	3,000	21,096
Sun Hung Kai Properties Ltd.	3,495	47,304
Wharf Holdings Ltd.	5,000	22,418
TOTAL HONG KONG		337,430
Ireland - 0.3%
CRH PLC	1,350	34,645
Kerry Group PLC Class A	680	17,792
TOTAL IRELAND		52,437
Italy - 3.4%
Assicurazioni Generali SpA	1,101	27,419
Banca Carige SpA	9,787	29,607
Enel SpA	16,890	99,524
ENI SpA	5,321	126,439
Finmeccanica SpA	2,949	47,100
Fondiaria-Sai SpA	1,771	34,024
Intesa Sanpaolo SpA	20,964	90,845
Mediobanca SpA	3,569	48,968
Telecom Italia SpA	19,506	31,613
UniCredit SpA	20,633	74,767
Unipol Gruppo Finanziario SpA (a)	17,626	23,400
TOTAL ITALY		633,706
Japan - 21.2%
Aeon Mall Co. Ltd.	1,700	40,098
Asics Corp.	5,000	49,162
Astellas Pharma, Inc.	2,200	88,180
Bank of Yokohama Ltd.	6,000	33,849
Canon, Inc.	1,500	57,334

	Shares	Value
Central Japan Railway Co.	10	$ 67,591
Chiba Bank Ltd.	4,000	25,188
Chubu Electric Power Co., Inc.	1,900	44,203
Chuo Mitsui Trust Holdings, Inc.	9,000	37,911
Daito Trust Construction Co.	1,000	47,711
Daiwa Securities Group, Inc.	4,000	24,672
DeNA Co. Ltd.	8	25,326
East Japan Railway Co.	1,300	84,934
Eisai Co. Ltd.	1,000	36,643
Electric Power Development Co. Ltd.	900	27,321
FamilyMart Co. Ltd.	1,200	37,137
Fast Retailing Co. Ltd.	400	47,926
Fujifilm Holdings Corp.	1,400	41,662
Fukuoka Financial Group, Inc.	10,000	44,917
Hitachi Ltd.	12,000	42,208
Hokuhoku Financial Group, Inc.	9,000	22,437
Honda Motor Co. Ltd.	2,800	87,786
Inpex Corp.	6	49,001
Isetan Mitsukoshi Holdings Ltd.	1,400	15,450
Itochu Corp.	6,000	42,553
Japan Steel Works Ltd.	4,000	49,688
Japan Tobacco, Inc.	9	26,103
JFE Holdings, Inc.	900	31,431
JGC Corp.	2,000	37,116
Jupiter Telecommunications Co.	33	28,723
Kansai Electric Power Co., Inc.	1,900	43,692
Kao Corp.	2,700	68,472
KDDI Corp.	13	73,899
Kinden Corp.	4,000	35,805
Konami Corp.	1,800	35,455
Lawson, Inc.	700	30,314
Leopalace21 Corp.	4,700	42,525
Marubeni Corp.	5,000	24,876
Minebea Ltd.	9,000	41,780
Mitsubishi Corp.	3,200	64,818
Mitsubishi Motors Corp. of Japan (a)	33,000	59,929
Mitsubishi UFJ Financial Group, Inc.	21,700	137,938
Mitsui & Co. Ltd.	4,000	52,095
Mitsui Engineering & Shipbuilding Co.	16,000	43,499
Mitsui O.S.K. Lines Ltd.	4,000	25,575
Mizuho Financial Group, Inc.	20,000	49,001
Nidec Corp.	300	21,567
Nintendo Co. Ltd.	250	67,749
Nippon Electric Glass Co. Ltd.	3,000	31,141
Nippon Telegraph & Telephone Corp.	400	17,805
Nitori Co. Ltd.	550	42,553
Nomura Real Estate Holdings, Inc.	1,500	26,273
NTT Data Corp.	11	37,470
NTT DoCoMo, Inc.	28	43,105
Oji Paper Co. Ltd.	11,000	51,891
ORIX Corp.	380	29,196
Osaka Gas Co. Ltd.	13,000	44,982
Panasonic Corp.	2,000	31,921
Sankyo Co. Ltd. (Gunma)	900	56,673
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMANO, Inc.	600	$ 25,596
Shin-Etsu Chemical Co., Ltd.	900	53,192
Sompo Japan Insurance, Inc.	3,000	20,471
Sony Corp.	2,000	53,658
Sumitomo Corp.	4,300	44,035
Sumitomo Heavy Industries Ltd.	4,000	20,245
Sumitomo Mitsui Financial Group, Inc.	1,500	64,636
Sumitomo Realty & Development Co. Ltd.	4,000	84,204
Sumitomo Trust & Banking Co. Ltd.	7,000	42,800
Suzuki Motor Corp.	2,800	66,796
Takeda Pharmaceutical Co. Ltd.	2,000	80,593
Tokio Marine Holdings, Inc.	800	23,813
Tokuyama Corp.	6,000	41,908
Tokyo Electric Power Co.	2,000	52,117
Tokyo Gas Co. Ltd.	11,000	44,090
Tokyu Land Corp.	6,000	28,111
TonenGeneral Sekiyu KK	3,000	28,691
Toshiba Corp.	7,000	35,955
Toyo Suisan Kaisha Ltd.	1,500	38,201
Toyoda Gosei Co. Ltd.	2,300	66,484
Toyota Motor Corp.	5,500	234,463
Yamada Denki Co. Ltd.	520	35,427
Yamato Kogyo Co. Ltd.	900	26,886
Yamazaki Baking Co. Ltd.	4,000	54,159
TOTAL JAPAN		3,892,791
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	943	33,759
SES SA FDR (France) unit	2,688	52,662
TOTAL LUXEMBOURG		86,421
Netherlands - 2.3%
Akzo Nobel NV	372	21,069
European Aeronautic Defence and Space Co. EADS NV	1,712	35,492
ING Groep NV (Certificaten Van Aandelen)	3,530	53,229
Koninklijke Ahold NV	6,306	73,873
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	1,550	48,756
Koninklijke KPN NV	2,705	41,535
Koninklijke Philips Electronics NV	1,195	27,017
Reed Elsevier NV	2,452	25,976
Unilever NV (Certificaten Van Aandelen)	3,540	98,943
TOTAL NETHERLANDS		425,890
New Zealand - 0.1%
Sky City Entertainment Group Ltd.	7,695	17,221
Norway - 0.6%
DnB NOR ASA (a)	4,700	48,033
StatoilHydro ASA	2,800	60,999
TOTAL NORWAY		109,032

	Shares	Value
Portugal - 0.4%
Banco Espirito Santo SA (Reg.)	6,552	$ 43,117
Portugal Telecom SGPS SA (Reg.)	2,076	21,460
TOTAL PORTUGAL		64,577
Singapore - 1.3%
ComfortDelgro Corp. Ltd.	20,000	21,512
Keppel Corp. Ltd.	7,000	36,966
SembCorp Industries Ltd.	22,000	49,006
SembCorp Marine Ltd.	29,000	62,184
Singapore Telecommunications Ltd.	11,000	23,969
Wilmar International Ltd.	8,000	36,307
TOTAL SINGAPORE		229,944
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA	7,605	135,221
Banco Santander SA	16,253	250,235
EDP Renovaveis SA (a)	60	595
Iberdrola SA	7,140	66,129
Mapfre SA (Reg.)	8,200	33,741
Repsol YPF SA	2,174	54,040
Telefonica SA	9,273	234,484
Vallehermoso SA	3,572	59,559
TOTAL SPAIN		834,004
Sweden - 2.5%
Alfa Laval AB	672	7,495
H&M Hennes & Mauritz AB (B Shares)	925	51,262
Nordea Bank AB	5,780	60,491
Skandinaviska Enskilda Banken AB (A Shares) (a)	8,640	60,686
SSAB Svenskt Stal AB (A Shares)	2,220	32,355
Svenska Handelsbanken AB (A Shares)	2,531	66,310
Swedish Match Co.	1,570	30,215
TELE2 AB (B Shares)	4,345	60,305
Telefonaktiebolaget LM Ericsson (B Shares)	9,061	86,945
TOTAL SWEDEN		456,064
Switzerland - 7.4%
ABB Ltd. (Reg.)	4,611	88,480
Credit Suisse Group (Reg.)	1,431	73,005
Geberit AG (Reg.)	481	73,993
Nestle SA (Reg.)	7,683	319,088
Novartis AG (Reg.)	3,349	155,564
Pargesa Holding SA	537	42,648
Roche Holding AG (participation certificate)	1,314	208,835
Sonova Holding AG	448	42,856
Straumann Holding AG	132	30,016
Sulzer AG (Reg.)	748	57,851
Swiss Reinsurance Co. (Reg.)	807	37,205
Syngenta AG (Switzerland)	298	70,040
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (For. Reg.) (a)	4,473	$ 82,341
Zurich Financial Services AG (Reg.)	368	80,867
TOTAL SWITZERLAND		1,362,789
United Kingdom - 19.5%
Anglo American PLC (United Kingdom)	2,509	82,553
Antofagasta PLC	2,483	30,985
AstraZeneca PLC:
(United Kingdom)	429	19,909
sponsored ADR	3,360	156,677
Aviva PLC	5,824	38,515
BAE Systems PLC	12,002	61,003
Barclays PLC	15,399	94,267
BG Group PLC	6,748	111,728
BHP Billiton PLC	3,484	92,342
BP PLC	38,171	327,168
British American Tobacco PLC (United Kingdom)	4,436	134,797
British Land Co. PLC	4,756	37,554
Cable & Wireless PLC	14,975	36,180
Capita Group PLC	3,727	41,352
Centrica PLC	11,849	48,593
Compass Group PLC	11,730	62,333
Diageo PLC	1,146	17,736
Experian PLC	6,436	54,224
GlaxoSmithKline PLC	479	9,354
GlaxoSmithKline PLC sponsored ADR	5,929	231,824
HSBC Holdings PLC:
(United Kingdom) (Reg.)	19,800	214,022
sponsored ADR	2,256	121,644
Imperial Tobacco Group PLC	1,420	39,995
Land Securities Group PLC	3,006	30,220
Legal & General Group PLC	27,032	33,887
Lloyds TSB Group PLC	48,188	87,349
LogicaCMG PLC	28,630	53,603
National Grid PLC	5,403	52,118
NEXT PLC	1,809	48,300
Pearson PLC	2,105	25,771
Reckitt Benckiser Group PLC	1,451	67,396
Reed Elsevier PLC	7,505	54,617
Rio Tinto PLC (Reg.)	3,101	120,136
Royal Bank of Scotland Group PLC	31,851	29,894
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,752	215,933
Class B	5,262	141,980
Serco Group PLC	5,541	42,245
Stagecoach Group PLC	12,557	27,558

	Shares	Value
Standard Chartered PLC (United Kingdom)	3,466	$ 78,774
Tesco PLC	6,450	39,473
Tomkins PLC	10,511	30,546
Unilever PLC	4,002	109,365
Vodafone Group PLC	105,696	228,722
TOTAL UNITED KINGDOM		3,582,642
TOTAL COMMON STOCKS (Cost $17,541,924)		17,189,498
Government Obligations - 1.7%
Principal Amount
United States of America - 1.7%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.52% 10/22/09 to 5/6/10 (c) (Cost $309,541)	$ 310,000	309,780
Money Market Funds - 4.8%
	Shares
Dreyfus Cash Management Institutional Shares, 0.23% (b) (Cost $882,272)	882,272	882,272
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $18,733,737)		18,381,550
NET OTHER ASSETS - (0.1)%		(17,038)
NET ASSETS - 100%		$ 18,364,512
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini MSCI EAFE Index Contracts	Sept. 2009	$ 1,121,625	$ 51,871

The face value of futures purchased as a percentage of net assets - 6.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $309,780.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 3,892,791	$ 3,077,162	$ 815,629	$ -
United Kingdom	3,582,648	2,165,192	1,417,456	-
France	1,727,148	1,162,245	564,903	-
Switzerland	1,362,783	981,833	380,950	-
Germany	1,349,004	834,253	514,751	-
Australia	1,298,933	1,081,430	217,503	-
Spain	834,004	160,024	673,980	-
Italy	633,706	475,654	158,052	-
Sweden	456,064	369,119	86,945	-
Other	2,052,417	1,859,609	192,808	-
Government Obligations	309,780	-	309,780	-
Money Market Funds	$ 882,272	$ 882,272	$ -	$ -
Total Investments in Securities:	$ 18,381,550	$ 13,048,793	$ 5,332,757	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 51,871	$ 51,871	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 51,871	$ -
Total Value of Derivatives	$ 51,871	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $1,011,502 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $1,510,622 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $18,733,737)		$ 18,381,550
Foreign currency held at value (cost $218,517)		226,902
Receivable for fund shares sold		47,298
Dividends receivable		69,884
Interest receivable		90
Total assets		18,725,724

Liabilities
Payable for fund shares redeemed	$ 342,053
Accrued management fee	6,971
Payable for daily variation on futures contracts	9,964
Other affiliated payables	2,224
Total liabilities		361,212

Net Assets		$ 18,364,512
Net Assets consist of:
Paid in capital		$ 21,333,676
Undistributed net investment income		296,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,974,521)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(290,795)
Net Assets, for 2,767,951 shares outstanding		$ 18,364,512
Net Asset Value, offering price and redemption price per share ($18,364,512 ÷ 2,767,951 shares)		$ 6.63

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 393,931
Interest		1,869
		395,800
Less foreign taxes withheld		(35,894)
Total income		359,906

Expenses
Management fee	$ 36,449
Transfer agent fees	11,766
Independent trustees' compensation	417
Total expenses		48,632
Net investment income (loss)		311,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(725,565)
Foreign currency transactions	4,896
Futures contracts	284,689
Total net realized gain (loss)		(435,980)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,355,588
Assets and liabilities in foreign currencies	14,011
Futures contracts	72,020
Total change in net unrealized appreciation (depreciation)		6,441,619
Net gain (loss)		6,005,639
Net increase (decrease) in net assets resulting from operations		$ 6,316,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 311,274	$ 299,281
Net realized gain (loss)	(435,980)	(2,512,896)
Change in net unrealized appreciation (depreciation)	6,441,619	(6,423,041)
Net increase (decrease) in net assets resulting from operations	6,316,913	(8,636,656)
Distributions to shareholders from net investment income	(28,899)	(257,558)
Distributions to shareholders from net realized gain	-	(9,293)
Total distributions	(28,899)	(266,851)
Share transactions Proceeds from sales of shares	5,616,414	21,608,123
Reinvestment of distributions	27,641	242,848
Cost of shares redeemed	(6,517,355)	(7,276,980)
Net increase (decrease) in net assets resulting from share transactions	(873,300)	14,573,991
Redemption fees	241	5,813
Total increase (decrease) in net assets	5,414,955	5,676,297

Net Assets
Beginning of period	12,949,557	7,273,260
End of period (including undistributed net investment income of $296,152 and undistributed net investment income of $13,777, respectively)	$ 18,364,512	$ 12,949,557
Other Information Shares
Sold	1,017,559	3,341,102
Issued in reinvestment of distributions	5,420	42,907
Redeemed	(1,185,486)	(1,231,035)
Net increase (decrease)	(162,507)	2,152,974

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 E, G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.42	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.18	.03
Net realized and unrealized gain (loss)	2.11	(4.96)	(.68)
Total from investment operations	2.22	(4.78)	(.65)
Distributions from net investment income	(.01)	(.14)	-
Distributions from net realized gain	-	(.01)	-
Total distributions	(.01)	(.15)	-
Redemption fees added to pain in capital D, H	-	-	-
Net asset value, end of period	$ 6.63	$ 4.42	$ 9.35
Total Return B, C	50.29%	(51.52)%	(6.50)%
Ratios to Average Net Assets F
Expenses before reductions	.62% A	.62%	.62% A
Expenses net of fee waivers, if any	.62% A	.62%	.62% A
Expenses net of all reductions	.62% A	.62%	.62% A
Net investment income (loss)	3.97% A	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,365	$ 12,950	$ 7,273
Portfolio turnover rate	95% A	143%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 42,819,123	$ 3,452,188	$ (4,553,451)	$ (1,101,263)
Fidelity Large Cap Value Enhanced Index Fund	83,268,945	7,397,615	(7,857,234)	(459,619)
Fidelity Large Cap Core Enhanced Index Fund	1,421,512,627	93,614,698	(208,095,003)	(114,480,305)
Fidelity Mid Cap Enhanced Index Fund	24,058,015	3,454,486	(2,209,185)	1,245,301
Fidelity Small Cap Enhanced Index Fund	72,689,633	10,201,246	(7,517,214)	2,684,032
Fidelity International Enhanced Index Fund	18,770,160	2,141,812	(2,530,422)	(388,610)

Short Term Trading (Redemption) Fees. Shares held in Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the proceeds of the redeemed shares. All redemption fees are retained by the Funds and accounted for as an addition to paid in capital.

3. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts, in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. The Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any

Semiannual Report

3. Investments in Derivative Instruments - continued

Futures Contracts - continued

futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each Funds' Schedule of Investments. The table below reflects the Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	$ 231,268	$ 208,462
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 231,268	$ 208,462
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	$ 419,375	$ 56,780
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 419,375	$ 56,780
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	$ (215,646)	$ 3,260,556
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (215,646)	$ 3,260,556
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ 181,366	$ 10,379
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 181,366	$ 10,379
Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ 424,035	$ 425,545
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 424,035	$ 425,545
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	$ 284,689	$ 72,020
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 284,689	$ 72,020

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Notes to Financial Statements (Unaudited) - continued

3. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

(a) Derivatives realized gain (loss) is included in the Statement of Operations.

(b) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	19,613,969	11,222,427
Fidelity Large Cap Value Enhanced Index Fund	105,794,709	78,806,696
Fidelity Large Cap Core Enhanced Index Fund	376,443,505	305,152,062
Fidelity Mid Cap Enhanced Index Fund	14,698,080	10,758,029
Fidelity Small Cap Enhanced Index Fund	38,115,129	46,015,235
Fidelity International Enhanced Index Fund	7,388,336	7,518,169

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers®, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index Fund, 0.52% of average net assets for Fidelity Small Cap Enhanced Index Fund and 0.47% of average net assets for Fidelity International Enhanced Index Fund. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode® Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of .15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

7. Interfund Lending Program.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$ 5,606,000.45%		$ 139

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Large Cap Growth Enhanced Index Fund	$ 3,588
Fidelity Large Cap Value Enhanced Index Fund	86,327
Fidelity Large Cap Core Enhanced Index Fund	568,698
Fidelity Small Cap Enhanced Index Fund	21,647

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Core Enhanced Index Fund	$ 6
Fidelity Small Cap Enhanced Index Fund	2

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owner of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %

Fidelity Large Cap Core Enhanced Index Fund	11%

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund:

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract and sub-advisory agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its June 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services and the profits, if any, to be realized by Strategic Advisers, Inc. (Strategic Advisers) from its relationship with each fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Strategic Advisers under the management contracts is consistent with Strategic Advisers' fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Strategic Advisers, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Strategic Advisers.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Geode Capital Management, LLC (Geode) (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools that enable them to perform quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping services, and securities lending services for each fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because each fund had been in existence less than three calendar years, for each fund the following table, which reflects information considered by the Board, shows, for the one-year period and the three-month period ended March 31, 2009, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and how the fund's total returns ranked relative to a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Total Return % for the One-Year and Three-month Periods Ended March, 2009 vs. Russell Midcap Index and Lipper Mid-Cap Growth Peer Group

	Year to Date Cumulative	Variance to Index	1 Year Annualized	Variance to Index

Mid Cap Enhanced Index Fund (net)	-9.21	-0.23	-37.96	2.85
Mid Cap Enhanced Index Fund (gross)	-9.07	-0.09	-37.57	3.24

Russell MidCap	-8.98		-40.81
LIPPER PEER GROUP RESULTS:
LA Mid-Cap Growth Average/Total	-3.90		-38.87
LA Mid-Cap Growth Median	-3.56		-38.87
LA Mid-Cap Growth Rank/Count	538 / 580		227/ 564
Quartile	4		2
Percent Beaten	7%		60%

The Board reviewed the relative investment performance of the fund against the Lipper Mid-Cap Growth peer group and observed that for the one-year period ended March 31, 2009, the fund out-performed 60% of its peers and was in the second quartile for the period. The Board also observed the cumulative return from January 1, 2009 to March 31, 2009, and noted that the fund under-performed 93% of its peers and was in the fourth quartile for the period. The Board also noted that the investment performance of the fund was higher than the fund's benchmark, the Russell Mid-Cap Index, for the one-year period and lower for the three-month period shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Fidelity Small Cap Enhanced Index Fund

Total Return % for the One-Year and Three-month Periods Ended March, 2009 vs. Russell 2000 Index and Lipper Small-Cap Growth Peer Group

	Year to Date Cumulative	Variance to Index	1 Year Annualized	Variance to Index

Small Cap Enhanced Index Fund (net)	-14.79	0.17	-37.24	0.26
Small Cap Enhanced Index Fund (gross)	-14.64	0.32	-36.80	0.70

Russell 2000	-14.95		-37.50
LIPPER PEER GROUP RESULTS:
LA Small-Cap Growth Average/Total	-8.11		-37.73
LA Small-Cap Growth Median	-8.43		-37.73
LA Small-Cap Growth Rank/Count	596 / 617		284 / 594
Quartile	4		2
Percent Beaten	3%		52%

The Board reviewed the relative investment performance of the fund against the Lipper Small-Cap Growth peer group and observed that for the one-year period ended March 31, 2009, the fund out-performed 52% of its peers and was in the second quartile for the period. The Board also observed the cumulative return from January 1, 2009 to March 31, 2009, and noted that the fund under-performed 97% of its peers and was in the fourth quartile for the period. The Board also noted that the investment performance of the fund was higher than the fund's benchmark, the Russell 2000 Index, for the one-year and three-month periods shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity International Enhanced Index Fund

Total Return % for the One-Year and Three-month Periods Ended March, 2009 vs. MSCI EAFE Index and Lipper International Multi-Cap Core Peer Group

	Year to Date Cumulative	Variance to Index	1 Year Annualized	Variance to Index

International Enhanced Index Fund (net)	-17.11	-3.17	-48.17	-1.75
International Enhanced Index Fund (gross)	-16.97	-3.03	-47.83	-1.41

MSCI EAFE (Net MA tax)*	-13.94		-46.42
LIPPER PEER GROUP RESULTS:
LA International Multi-Cap Core Average/Total	-13.06		-45.80
LA International Multi-Cap Core Median	-13.44		-45.80
LA International Multi-Cap Core Rank/Count	354 / 376		255 / 349
Quartile	4		3
Percent Beaten	6%		27%
* The Net version of the MSCI EAFE adjusts for withholding taxes applicable to Massachusetts Business Trusts.

The Board reviewed the relative investment performance of the fund against the Lipper International Multi-Cap Core peer group and observed that for the one-year period ended March 31, 2009, the fund under-performed 73% of its peers and was in the third quartile for the period. The Board also observed the cumulative return from January 1, 2009 to March 31, 2009, and noted that the fund under-performed 94% of its peers and was in the fourth quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the MSCI EAFE Index, for the one-year and three-month periods shown. The Board also noted that a more comprehensive analysis of the fund's performance will be possible once the fund has completed an additional year of performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to the Investment Advisers. The Board considered information comparing the management fees and total expenses of the funds to those of other registered investment companies with investment objectives similar to those of the funds. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) for Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund to 0.60%, 0.67%, and 0.62%, respectively.

The Board noted that each fund's management fee and total expenses were compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups" for comparison purposes, which are created by combining similar Lipper investment objective categories. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of different universes to which Strategic Advisers' funds are compared.

The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The comparison of management fees to Total Mapped Groups is intended to show a fund's standing relative to the total universe of funds with comparable objectives regardless of fund size. Strategic Advisers then compared each fund to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the Total Mapped Group made up of competitive funds. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds of similar size within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board also noted that the management fee paid by each fund was below the median of each fund's respective Total Mapped Group and ASPG.

The Board further noted that each fund's total expenses were compared to competitive funds with classes having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed each fund's position relative to competitive funds with the same load type. The Board also noted that each fund's total expenses paid were below the median of each fund's respective peer group in each fund's respective Total Mapped Group.

Based on its review, the Board concluded that each fund's management fee and total expenses (giving effect to the fund's expense contract with Strategic Advisers) were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the funds. Strategic Advisers calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that it employs the same corporate reporting of revenues and expenses as those used by the Fidelity Group of Funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds have not generated sufficient revenue to cover the fund's expenses.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the funds, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the funds has resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds. The Board considered that Fidelity Mid Cap Enhanced Index Fund's and Fidelity International Enhanced Index Fund's sub-advisory contract provides for breakpoints as both funds' assets grow and noted that any potential decline in sub-advisory fees will accrue directly to Strategic Advisers. The Board also reviewed each fund's expense contract with Strategic Advisers, which limits the total annual expenses for Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund, to 0.60%, 0.67%, and 0.62%, respectively. The Board noted that each fund has not generated sufficient revenue to cover its expenses because each fund is priced at a level that assumes it will eventually have greater assets and, thus, greater revenue. The Board noted that as fund assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GEI-USAN-1009
1.855141.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 30, 2009
By:	/s/ Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 30, 2009